UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3416

THE CALVERT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Twelve months ended September 30, 2004


Item 1. Report to Stockholders.

Calvert

Investments that make a difference (R)

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September 30, 2004

Annual Report

Calvert New Vision

Small Cap Fund

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President's Letter

1

Social Update

4

Portfolio Management Discussion

5

Shareholder Expense Example

9

Report of Independent Registered Public Accounting Firm

11

Statement of Net Assets

12

Statement of Operations

15

Statements of Changes in Net Assets

16

Notes to Financial Statements

18

Financial Highlights

24

Explanation of Financial Tables

28

Proxy Voting and Availability of Quarterly Portfolio Holdings

30

Trustee and Officer Information Table

32

Dear Shareholder:

Through the reporting year ended September 30, 2004, economic growth and corporate profits have maintained strength, though markets have certainly been influenced by concerns about the war in Iraq, record oil prices, the U.S. Presidential election, and rising interest rates.

Against this backdrop, equities (as measured by the S&P 500) posted healthy 12-month returns of 13.86%, while the smaller-capitalization Russell 2000™ Index appreciated by 18.77% for the same period. Generally, value funds performed better than growth funds during this 12-month period.1 On the international front, overseas stocks (as measured by the MSCI EAFE™ Index), generally outperformed their U.S. counterparts, boosted in part by currency exchange rates.

Notably, the majority of gains in U.S. stocks occurred between October and December of 2003. With the new calendar year, caution over political and macroeconomic events resulted in a pull-back from stock investors' risk-embracing attitudes and a flatter stock market for most of 2004.

In the market overall, lower-quality stocks led domestic-equity returns in 2003, and -- as our shareholders know and we believe appreciate -- our equity funds favor higher-quality stocks. We have begun to witness the reversing of this trend in 2004 as higher-quality stocks have gained some ground, an environment that gives us cause for optimism looking forward.

Two Additions to Our Fund Family

I'm proud to announce the fourth-quarter 2004 launch of two new Calvert funds--the Calvert Small Cap Value Fund and the Calvert Mid Cap Value Fund--offering investors additional diversification opportunities within the Calvert family of funds. Both are managed by Chicago-based Channing Capital Management LLC, whose founding principal Eric McKissack is formerly of Ariel Capital

Management. At Ariel, Mr. McKissack was the lead manager of the Ariel Appreciation Fund, a mid-cap value portfolio. We believe the combination of Channing Capital's investment expertise and Calvert's industry-leading corporate social research make these attractive products for investors.

Other Calvert Initiatives

Calvert continued this year to strive toward our dual goals of favorable investment results and positive environmental, corporate governance, and social impact.

In June 2004, we launched the Calvert Women's Principles, the first global code of conduct for corporations that is focused on addressing gender inequalities and empowering, advancing, and investing in women worldwide. This landmark initiative has been making headlines in media in the U.S. and abroad, including The Wall Street Journal, BusinessWeek, The Christian Science Monitor, NPR Marketplace Morning Report, and Associated Press Worldstream.

On the shareholder advocacy front, we made significant inroads during the 2004 proxy season in the areas of board diversity and corporate disclosure of key environmental information. Of the 34 shareholder resolutions filed by Calvert, 16 were successfully withdrawn after the companies agreed to the terms of their respective resolutions. Half of the companies agreed to disclose key social and environmental information, and six firms agreed to make amendments to their nominating committee charter to formalize a commitment to hire and retain qualified directors from diverse backgrounds.

With the introduction of several innovative tools for advisors and investors, Calvert once again received awards in 2004 for Web marketing excellence from the Web Marketing Association and Dalbar, a leading financial-services market research firm.

Maintain a Long-Term Outlook

As always, we encourage our shareholders to keep their long-term investment objectives front and center, avoiding reactions to short-term market and economic developments. Maintaining a sound, diversified strategy based on personal goals, individual risk tolerance, and investment time horizon is a time-tested, prudent approach. Working with a financial professional can help you gain important insights into investment markets, personal investment planning, and the discipline it takes to stay with a thoughtful strategy. Thank you for your continued investment with Calvert, and we look forward to serving you in the year ahead.

Sincerely,

/s/Barbara J. Krumsiek

President and CEO

Calvert Group, Ltd.

October 2004

1. For the 12-month period ended September 30, 2004, the Russell 3000 Value Index returned 20.89% versus 7.82% for the Russell 3000 Growth Index.

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com to obtain performance data current to the most recent month-end.

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Social Update

from the Calvert Social Research Department

Shareholder Activism

Calvert shareholder activism focuses on supporting good companies that can become even better at helping create a fair, sustainable society.

Our advocacy efforts for the just-completed activism season included filing a record 34 shareholder proposals, of which 16 were successfully withdrawn when the companies agreed to our requests. Of the remaining proposals, three received SEC exemptions, 12 went to vote, two were not officially presented, and one is to be voted on in November 2004. Key themes for this year's efforts were board diversity and social/environmental disclosure.

Board Diversity

Six of ten companies agreed to shareholder proposal requests that Calvert's Model Nominating Committee Charter Language on Board Diversity be adopted. The language helps ensure that women and minority candidates be included in every director search.

Social/Environmental Disclosure

Fourteen resolutions asked companies to prepare sustainability reports based on Global Reporting Initiative guidelines for voluntary corporate reporting on the economic, environmental, and social impacts of operations. We've been able to withdraw half of these resolutions after companies agreed to reporting. On resolutions that went to vote, support ranged from 20.3% to 42.2%.

Up next in our advocacy efforts: a focus on companies' adopting greenhouse-gas-emission reduction targets.

New Global Initiative

Launched in June 2004 as a joint initiative between Calvert and the United Nations Development Fund for Women (UNIFEM), the Calvert Women's Principles is the first global code of corporate conduct focused exclusively on empowering, advancing, and investing in women. As UNIFEM Executive Director Noeleen Heyzer noted, this code "...will provide a concrete set of indicators for tracking the progress of gender justice in the corporate community."

Portfolio Statistics

September 30, 2004

Investment Performance

(total return at NAV)
	6 Months	12 Months
	ended	ended
	9/30/04	9/30/04
Class A	(7.33%)	13.82%
Class B	(7.77%)	12.80%
Class C	(7.77%)	12.85%
Class I	(7.00%)	17.01%
Russell 2000
Index TR*	(2.40%)	18.77%
Lipper Small-Cap
Core Funds Avg.*	(1.18%)	20.52%

Ten Largest Stock Holdings
% of Net Assets
CommScope, Inc.	5.2%
Champion Enterprises, Inc.	4.7%
NCO Group, Inc.	4.6%
PMI Group, Inc.	4.6%
Interactive Data Corp.	4.5%
John Wiley & Sons, Inc.	4.4%
Brinker International, Inc.	4.3%
Highland Hospitality Corp.	4.2%
Stage Stores, Inc.	4.1%
Ruby Tuesday, Inc.	4.1%
Total	44.7%

Economic Sectors
% of Total Investments
Consumer Discretionary	44.0%
Financial Services	26.3%
Health Care	6.6%
Non-Equities	3.9%
Producer Durables	9.2%
Technology	8.2%
Utilities	1.8%
100.0%

Asset Allocation
Stocks	96.0%
Notes	0.4%
Cash & Cash Equivalents	3.6%
100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

TR represents total return.

* Source: Lipper Analytical Services, Inc.

Portfolio Management Discussion

James Awad

of Awad Asset Management, Inc.

Performance

During the 12-month reporting period ended September 30, 2004, Calvert New Vision Small Cap Fund Class A shares returned 13.82%, versus 18.77% for the Fund's benchmark, the Russell 2000 Index.TM

Investment Climate

Despite the generally respectable returns produced by small-cap stocks, this has been a frustrating year for equity investors as a result of mixed economic and market signals. After a strong start to the period, with the Fund returning 15.82% and the Russell 2000 IndexTM up 14.51% in the first quarter of the fiscal year (the last quarter of calendar 2003), the markets have been thwarted by fears of slowing economic and profit growth, directionally higher interest rates, political uncertainty, and geopolitical instability.

On the other hand, investors experienced support from the strong though slowing current-profit picture, sensible equity valuations, and the lack of clear investment alternatives to equities. This combination of factors led to a situation in which, at quarter-end, small-cap stocks, as measured by the Russell 2000 IndexTM, had advanced only slightly overall (+3.72%) for the closing three quarters of the period.

Portfolio Statistics

September 30, 2004

Average Annual Total Returns

(with max. load)
Class A Shares
One year	8.41%
Five year	8.22%
Since inception	3.87%
(1/31/97)

Class B Shares
One year	7.80%
Five year	8.04%
Since inception	3.06%
(4/1/98)

Portfolio Statistics
September 30, 2004
Average Annual Total Returns
(with max. load)

Class C Shares
One year	11.85%
Five year	8.37%
Since inception	3.73%
(1/31/97)

Class I Shares*
One year	17.01%
Five year	10.36%
Since inception	11.31%
(3/1/99)

New subadvisor assumed management of the Fund effective October 1997.

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

*Note Regarding Class I Shares Total Returns: There were times during the reporting period when there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during these periods in which there were no shareholders in Class I. For purposes of this Average Annual Total Return, the Class A performance at NAV was used during the periods January 18, 2002 through January 30, 2003 and March 12, 2003 through July 31, 2003.

Average annual total returns in the Portfolio Statistics above and the Performance Comparison line graph are with maximum load deducted -- they assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A & C shares is plotted in the line graph. The value of an investment in another class of shares would be different. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Portfolio Strategy

Investment philosophy

Because we at Awad Asset Management are bottom-up stock pickers, we view results as driven by our choices stock-by-stock rather than by which sectors we over- or underweight. We found ourselves responding to rapidly changing economic perceptions, a volatile environment in which our portfolio companies had to operate, and the ever-present challenge of making sure our work was accurate, timely, and inspired. In this regard, we give ourselves an "A" for effort but a "B" for execution. Not that we did anything wrong -- just that there were a few things we did well but could have done better. The latter notwithstanding, we retain confidence in our long-term strategy and record with Calvert New Vision Small Cap Fund.

Stock selection

During the reporting period, stocks that helped the Fund most included Plantronics, Rayovac Corp., Commscope, Brinks, and Champion Enterprises. The Fund purchased shares of Rayovac, a leading manufacturer and marketer of batteries, at an extremely low valuation, when the market was overly concerned about competitive pressures from Gillette (Duracell) and Energizer. Brinks, a global leader in armored car services and the premium U.S. franchise in alarm monitoring, was purchased when Wall Street was negatively focused on the company's non-core energy businesses and some liabilities. Champion Enterprises leads the manufactured home market, which is in the early stages of a major cyclical rebound and, we believe, positioned for strong earnings growth. We have sold Plantronics and Rayovac based on achievement of our price objectives. We continue to hold and think highly of Commscope, Brinks, and Champion.

Stocks that held the Fund back during the period included Concord Camera, Taro Pharmaceutical, K-V Pharmaceutical, Sonic Auto, and Brinker. Concord is a manufacturer and marketer of value-priced cameras, both analog and digital. Because the photography industry has moved quickly to digital, and because Concord's initial foray into digital was unsuccessful, we believe the company does not hold a competitive advantage and so have sold our position. We've also sold our position in Taro, though we hold and remain optimistic about K-V Pharmaceutical (generic pharmaceuticals), Sonic Auto (auto retailer), and Brinker (causal dining).

Outlook

Going forward, we believe it likely that positive market and economic factors will remain in place and outweigh the negatives, gradually leading to appreciation in properly chosen equities. We expect economic and profit growth to remain respectable and interest rates to increase somewhat from multi-decade lows. However, we don't anticipate the rise in rates to be substantial enough to derail either the economy or the stock market.

In terms of politics, it's our view that the U.S. is a centrist country and that no leader has successfully deviated too far to the right or left without being replaced. In our opinion, centrist government is a good environment for capitalism. We expect the geopolitical situation to remain uncertain for some time. However, we lived through uncertainty during the Cold War and during the Vietnam conflict, and there were periods of good opportunity during these times despite the challenges facing the nation. As a result, our position is that if one uses today's uncertainties to establish positions in strategically well-positioned companies selling at value prices, making money should be possible. It is important to maintain strict quality and valuation standards, but the opportunity is there.

October 2004

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com to obtain performance data current to the most recent month-end.

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Fund charges an annual low balance account fee of $15 to those shareholders whose IRA account balance is less than $1,000. If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period*
	4/1/04	9/30/04	4/1/04 - 9/30/04
Class A
Actual	$1,000.00	$926.70	$8.12
Hypothetical	$1,000.00	$1,016.57	$8.50
(5% return per year before taxes)
Class B
Actual	$1,000.00	$922.30	$12.41
Hypothetical	$1,000.00	$1,012.09	$12.99
(5% return per year before taxes)
Class C
Actual	$1,000.00	$922.30	$11.95
Hypothetical	$1,000.00	$1,012.57	$12.51
(5% return per year before taxes)
Class I
Actual	$1,000.00	$930.00	$4.44
Hypothetical	$1,000.00	$1,020.40	$4.65
(5% return per year before taxes)

* Expenses are equal to the Fund's annualized expense ratio of 1.69%, 2.58%, 2.49%, and 0.92% for Class A, Class B, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/366.

Report of Independent Registered Public Accounting Firm

The Board of Trustees of The Calvert Fund and Shareholders of Calvert New Vision Small Cap Fund:

We have audited the accompanying statement of net assets of the Calvert New Vision Small Cap Fund, one of the funds in The Calvert Fund, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended September 30, 2001 and 2000, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated November 16, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and broker. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Calvert New Vision Small Cap Fund as of September 30, 2004 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Philadelphia, PA

November 22, 2004

Statement of Net Assets

September 30, 2004
Equity Securities - 96.0%	Shares	Value
Banks - Outside New York City - 1.9%
Capital Crossing Bank*	203,500	$5,177,040

Commercial Information Services - 6.3%
infoUSA, Inc.*	1,175,000	10,469,250
SOURCECORP, Inc.*	292,500	6,475,950
		16,945,200

Communications Technology - 5.2%
CommScope, Inc.*	652,500	14,094,000

Computer Technology - 2.9%
UNOVA, Inc.*	567,000	7,966,350

Drugs & Pharmaceuticals - 6.6%
KV Pharmaceutical Co.*	528,250	9,455,675
Taro Pharmaceuticals Industries Ltd.*	358,000	8,370,040
		17,825,715

Financial Information Services - 4.5%
Interactive Data Corp.*	644,000	12,120,080

Insurance - Property & Casualty - 6.9%
PMI Group, Inc.	305,000	12,376,900
Quanta Capital Holdings Ltd.*	775,000	6,316,250
		18,693,150

Investment Management Companies - 4.0%
MCG Capital Corp.	617,000	10,711,120

Manufactured Housing - 4.7%
Champion Enterprises, Inc.*	1,228,300	12,639,207

Manufacturing - 2.4%
Federal Signal Corp.	345,900	6,426,822

Production Technology Equipment - 2.1%
Axcelis Technologies, Inc.*	706,000	5,845,680

Publishing - Miscellaneous - 4.4%
John Wiley & Sons, Inc.	374,400	11,962,080

Real Estate Investment Trust - 4.4%
Global Signal, Inc.	32,500	744,250
Highland Hospitality Corp.	987,400	11,256,360
		12,000,610

Restaurants - 8.5%
Brinker International, Inc.*	375,000	$11,681,250
Ruby Tuesday, Inc.	403,000	11,231,610
		22,912,860

Retail - 7.3%
Sonic Automotive, Inc.	225,250	4,516,262
Stage Stores, Inc.*	328,500	11,241,270
United Auto Group, Inc.	157,900	3,961,711
		19,719,243

Securities Brokers & Services - 4.6%
NCO Group, Inc.*	462,986	12,477,473

Services - Commercial - 11.5%
Brink's Co.	335,800	10,131,086
MoneyGram International, Inc.	468,400	8,000,272
StarTek, Inc.	321,450	10,080,672
Viad Corp.	119,600	2,838,108
		31,050,138

Telecommunications - 1.8%
Manitoba Telecom Services, Inc., Class B	142,907	4,788,980

Wholesalers - 6.0%
Adesa, Inc.*	399,000	6,555,570
Tech Data Corp.*	254,500	9,810,975
		16,366,545

Total Equity Securities (Cost $238,807,705)		259,722,293

	Principal
Certificate of Deposit - 0.1%	Amount	Value
ShoreBank & Trust Co., 1.20%, 2/11/05 (b)(k)	$100,000	99,902

Total Certificate of Deposit (Cost $100,000)		99,902

High Social Impact Investments - 0.3%
Calvert Social Investment Foundation Notes, 2.17%, 7/1/07 (b)(i)(r)	950,000	923,523

Total High Social Impact Investments (Cost $950,000)		923,523

U.S. Government Agencies	Principal
and Instrumentalities - 3.5%	Amount	Value
Federal Home Loan Bank Discount Notes, 10/1/04	$4,500,000	$4,500,000
Freddie Mac Multifamily VRD Certificates, 1.19%, 1/15/47 (r)	5,009,402	5,009,402

Total U.S. Government Agencies
and Instrumentalities (Cost $9,509,402)		9,509,402

Total Investments (Cost $249,367,107) - 99.9%		270,255,120
Other assets and liabilities, net - 0.1%		355,016
Net Assets - 100%		$270,610,136

Net Assets Consist of:
Paid in capital applicable to the following shares of beneficial interest, unlimited number of no par value authorized:
Class A: 11,452,910 shares outstanding		$191,704,900
Class B: 1,495,145 shares outstanding		23,047,561
Class C: 1,564,995 shares outstanding		24,571,212
Class I: 149,428 shares outstanding		3,009,575
Accumulated net realized gain (loss) on investments		7,388,875
Net unrealized appreciation (depreciation) on investments		20,888,013

Net Assets		$270,610,136

Net Asset Value Per Share
Class A (based on the net assets of $214,142,532)		$18.70
Class B (based on the net assets of $26,088,932)		$17.45
Class C (based on the net assets of $27,500,677)		$17.57
Class I (based on the net assets of $2,877,995)		$19.26

* Non income producing security.

(b) This security was valued by Board of Trustees, see note A.

(i) Restricted securities represent 0.3% of net assests of the Fund.

(k) These certificates of deposit are fully insured by agencies of the federal government.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

	Acquisition
Restricted Securities	Dates	Cost
Calvert Social Investment Foundation Notes,
2.17%, 7/1/07	7/1/04	$950,000

See notes to financial statements.

Statement of Operations

Year ended September 30, 2004
Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $76,806)	$2,811,267
Interest income	164,418
Total investment income	2,975,685

Expenses:
Investment advisory fee	1,938,427
Transfer agency fees and expenses	888,814
Distribution Plan expenses:
Class A	516,110
Class B	252,935
Class C	252,836
Trustees' fees and expenses	16,508
Administrative fees	631,841
Accounting fees	78,246
Custodian fees	23,280
Registration fees	40,083
Reports to shareholders	115,187
Professional fees	21,041
Miscellaneous	12,654
Total expenses	4,787,962
Reimbursement from Advisor:
Class I	(3,059)
Fees paid indirectly	(27,417)
Net expenses	4,757,486

Net Investment Income (Loss)	(1,781,801)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	32,064,587
Foreign currency transactions	10,922
32,075,509

Change in unrealized appreciation or (depreciation) on investments	(5,292,351)

Net Realized and Unrealized Gain (Loss)	26,783,158

Increase (Decrease) in Net Assets
Resulting From Operations	$25,001,357

See notes to financial statements.

Statements of Changes in Net Assets
	Year Ended	Year Ended
	September 30,	September 30,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income (loss)	($1,781,801)	($1,928,039)
Net realized gain (loss)	32,075,509	(15,770,701)
Change in unrealized appreciation or (depreciation)	(5,292,351)	50,943,929

Increase (Decrease) in Net Assets
Resulting From Operations	25,001,357	33,245,189

Distributions to shareholders from:
Net investment income:
Class A Shares	--	(1,084,619)
Class B Shares	--	(122,869)
Class C Shares	--	(132,328)
Net realized gain:
Class A Shares	--	(45,780)
Class B Shares	--	(5,438)
Class C Shares	--	(5,880)
Total distributions	--	(1,396,914)

Capital share transactions:
Shares sold:
Class A Shares	80,264,552	55,728,428
Class B Shares	6,996,217	6,156,676
Class C Shares	10,895,468	5,272,115
Class I Shares	3,345,725	1,217,130
Shares issued from merger:
Class A Shares	--	1,572,251
Class B Shares	--	351,028
Class C Shares	--	163,491
Class I Shares	--	370,734
Redemption fees:
Class A Shares	1,239	--
Reinvestment of distributions:
Class A Shares	--	1,051,628
Class B Shares	--	110,915
Class C Shares	--	117,719
Class I Shares	--	--
Shares redeemed:
Class A Shares	(44,293,296)	(35,797,300)
Class B Shares	(2,757,661)	(1,971,328)
Class C Shares	(4,723,261)	(2,724,702)
Class I Shares	(1,475,427)	(456,534)
Total capital share transactions	48,253,556	31,162,251

Total Increase (Decrease) in Net Assets	73,254,913	63,010,526

Net Assets
Beginning of year	197,355,223	134,344,697
End of year	$270,610,136	$197,355,223

See notes to financial statements.

	Year Ended	Year Ended
	September 30,	September 30,
Capital Share Activity	2004	2003
Shares sold:
Class A Shares	4,173,321	3,833,565
Class B Shares	386,827	452,368
Class C Shares	600,430	383,458
Class I Shares	160,988	76,066
Shares issued from merger:
Class A Shares	--	118,660
Class B Shares	--	27,948
Class C Shares	--	12,954
Class I Shares	--	27,975
Reinvestment of distributions:
Class A Shares	--	75,907
Class B Shares	--	8,442
Class C Shares	--	8,912
Class I Shares	--	--
Shares redeemed:
Class A Shares	(2,310,482)	(2,463,454)
Class B Shares	(153,233)	(145,060)
Class C Shares	(261,766)	(198,754)
Class I Shares	(80,223)	(35,378)
Total capital share activity	2,515,862	2,183,609

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Calvert New Vision Small Cap Fund (the "Fund"), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operation of each series is accounted for separately. The Fund offers four classes of shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

On January 30, 2003, the net assets of the Calvert Social Investment Fund's Technology Portfolio merged into the Calvert New Vision Small Cap Fund. The merger was accomplished by a tax-free exchange of 118,660 Class A, 27,948 Class B, 12,954 Class C, and 27,975 Class I shares of the New Vision Small Cap Fund (valued at $1,572,251, $351,028, $163,491, and $370,734 respectively) for 575,493 Class A, 131,436 Class B, 60,921 Class C, and 133,333 Class I shares of the Technology Fund outstanding at January 30, 2003. The Technology Fund's net assets as of January 30, 2003, including $21,565 of unrealized appreciation and $36,057 of net realized gain, were combined with those of the New Vision Small Cap Fund.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities then they are valued at their fair value taking these events into account. Unlisted securities and listed securities for which a market quotation is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At September 30, 2004, securities valued at $1,023,425, or 0.4% of net assets, were fair valued in good faith under the direction of the Board of Trustees.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund's Statement of Net Assets.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund's accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Redemption Fees: Effective February 1, 2004, the Fund began to charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives an annual fee, payable monthly, of .75% based on the Fund's average daily net assets. Under the terms of the agreement, $244,152 was payable at year end.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2005 for Class I. The contractual expense cap is .92%. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .25% for Class A, Class B, and Class C shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $53,070 was payable at year end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I does not have Distribution Plan expenses. Under the terms of the agreement, $87,351 was payable at year end.

The Distributor received $161,684 as its portion of the commissions charged on sales of the Fund's Class A shares for the year ended September 30, 2004.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $161,219 for the year ended September 30, 2004. Under the terms of the agreement, $13,005 was payable at year end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

The Fund may invest in Community Investment Notes issued by the Calvert Social Investment Foundation (the "CSI Foundation"). The CSI Foundation is a 501(c)(3) non-profit organization that receives in-kind support from the Calvert Group, Ltd. and its subsidiaries. The Fund has received from the Securities and Exchange Commission an exemptive order permitting the Fund to make investments in these notes under certain conditions.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $25,000 plus $1,500 for each Board and Committee meeting attended. Trustees fees are allocated to each of the funds served.

Note C -- Investment Activity

During the year, purchases and sales of investments, other than short-term securities, were $178,005,638 and $131,230,926, respectively.

The cost of investments owned at September 30, 2004 for federal income tax purposes was $250,083,904. Net unrealized appreciation aggregated $20,171,216, of which $39,143,564 related to appreciated securities and $18,972,348 related to depreciated securities.

Net realized capital loss carryforward for federal income tax purposes of $685,644 (from Calvert Social Investment Fund Technology Portfolio) at September 30, 2004 may be available, subject to certain tax limitations, to offset future capital gains until expiration in September 2010.

The tax character of dividends and distributions paid during the years ended September 30, 2004, and September 30, 2003 were as follows:
Distributions paid from:	2004	2003
Ordinary income	--	$1,396,914
Long-term capital gain	--	--
Total	--	$1,396,914

As of September 30, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:
Undistributed ordinary income	$0
Undistributed long term capital gain	8,791,316
Capital loss Carryforward	(685,644)
Unrealized appreciation (depreciation)	20,171,216
$28,276,888

Reclassifications, as shown in the table below, have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers as applicable) under income tax law and regulations. The primary permanent differences causing such reclassifications are due to the disallowance of net operating losses and the tax treatment of foreign currency gains (losses).
Undistributed net investment income	$1,781,801
Accumulated net realized gain (loss)	(10,922)
Paid in capital	(1,770,879)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to wash sales and the capital loss limitations from the merger with the Calvert Social Investment Fund Technology Portfolio.

The Fund may sell or purchase securities to and from other funds managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Securities Act of 1940. For the year ended September 30, 2004, such purchases and sales transactions were $15,405,000 and $19,347,533, respectively.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2004. For the year ended September 30, 2004, borrowings by the Fund under the Agreement were as follows:
	Weighted		Month of
Average	Average	Maximum	Maximum
Daily	Interest	Amount	Amount
Balance	Rate	Borrowed	Borrowed
$10,491	1.67%	$915,824	March 2004

Financial Highlights
	Years Ended
	September 30,	September 30,
Class A Shares	2004	2003
Net asset value, beginning	$16.43	$13.61
Income from investment operations
Net investment income (loss)	(.10)	(.15)
Net realized and unrealized gain (loss)	2.37	3.11
Total from investment operations	2.27	2.96
Distributions from
Net investment income	--	(.13)
Net realized gain	--	(.01)
Total distributions	--	(.14)
Total increase (decrease) in net asset value	2.27	2.82
Net asset value, ending	$18.70	$16.43
Total return*	13.82%	21.89%
Ratios to average net assets:
Net investment income (loss)	(0.53%)	(1.03%)
Total expenses	1.69%	1.77%
Expenses before offsets	1.69%	1.76%
Net expenses	1.68%	1.75%
Portfolio turnover	54%	54%
Net assets, ending (in thousands)	$214,143	$157,611

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2002	2001	2000
Net asset value, beginning	$15.39	$18.43	$13.49
Income from investment operations
Net investment income (loss)	.19	(.11)	(.13)
Net realized and unrealized gain (loss)	(1.60)	(1.51)	5.07
Total from investment operations	(1.41)	(1.62)	4.94
Distributions from
Net realized gain	(.37)	(1.42)	--
Total distributions	(.37)	(1.42)	--
Total increase (decrease) in net asset value	(1.78)	(3.04)	4.94
Net asset value, ending	$13.61	$15.39	$18.43
Total return*	(9.65%)	(8.99%)	36.62%
Ratios to average net assets:
Net investment income (loss)	1.11%	(.66%)	(.82%)
Total expenses	1.70%	1.76%	1.79%
Expenses before offsets	1.70%	1.72%	1.76%
Net expenses	1.70%	1.63%	1.50%
Portfolio turnover	41%	66%	113%
Net assets, ending (in thousands)	$109,207	$84,979	$79,641

Financial Highlights
	Years Ended
	September 30,	September 30,
Class B Shares	2004	2003
Net asset value, beginning	$15.47	$12.94
Income from investment operations
Net investment income (loss)	(.24)	(.22)
Net realized and unrealized gain (loss)	2.22	2.88
Total from investment operations	1.98	2.66
Distributions from
Net investment income	--	(.12)
Net realized gain	--	(.01)
Total distributions	--	(.13)
Total increase (decrease) in net asset value	1.98	2.53
Net asset value, ending	$17.45	$15.47

Total return*	12.80%	20.71%
Ratios to average net assets
Net investment income (loss)	(1.42%)	(2.02%)
Total expenses	2.58%	2.76%
Expenses before offsets	2.58%	2.75%
Net expenses	2.57%	2.74%
Portfolio turnover	54%	54%
Net assets, ending (in thousands)	$26,089	$19,522

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2002	2001	2000
Net asset value, beginning	$14.80	$17.96	$13.29
Income from investment operations
Net investment income (loss)	.03	(.27)	(.30)
Net realized and unrealized gain (loss)	(1.52)	(1.47)	4.97
Total from investment operations	(1.49)	(1.74)	4.67
Distributions from
Net realized gain	(.37)	(1.42)	--
Total increase (decrease) in net asset value	(1.86)	(3.16)	4.67
Net asset value, ending	$12.94	$14.80	$17.96

Total return*	(10.59%)	(9.96%)	35.14%
Ratios to average net assets:
Net investment income (loss)	.18%	(1.74%)	(1.86%)
Total expenses	2.76%	2.87%	2.97%
Expenses before offsets	2.76%	2.82%	2.94%
Net expenses	2.76%	2.71%	2.52%
Portfolio turnover	41%	66%	113%
Net assets, ending (in thousands)	$11,878	$6,477	$4,484

Financial Highlights
	Years Ended
	September 30,	September 30,
Class C Shares	2004	2003
Net asset value, beginning	$15.57	$13.00
Income from investment operations
Net investment income (loss)	(.21)	(.23)
Net realized and unrealized gain (loss)	2.21	2.93
Total from investment operations	2.00	2.70
Distributions from
Net investment income	--	(.12)
Net realized gain	--	(.01)
Total distributions	--	(.13)
Total increase (decrease) in net asset value	2.00	2.57
Net asset value, ending	$17.57	$15.57

Total return*	12.85%	20.93%
Ratios to average net assets:
Net investment income (loss)	(1.33%)	(1.89%)
Total expenses	2.49%	2.64%
Expenses before offsets	2.49%	2.62%
Net expenses	2.48%	2.61%
Portfolio turnover	54%	54%
Net assets, ending (in thousands)	$27,501	$19,092

	Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2002	2001	2000
Net asset value, beginning	$14.85	$17.99	$13.27
Income from investment operations
Net investment income (loss)	.04	(.24)	(.26)
Net realized and unrealized gain (loss)	(1.52)	(1.48)	4.98
Total from investment operations	(1.48)	(1.72)	4.72
Distributions from
Net realized gain	(.37)	(1.42)	--
Total distributions	(.37)	(1.42)	--
Total increase (decrease) in net asset value	(1.85)	(3.14)	4.72
Net asset value, ending	$13.00	$14.85	$17.99

Total return*	(10.49%)	(9.83%)	35.57%
Ratios to average net assets:
Net investment income (loss)	0.27%	(1.56%)	(1.66%)
Total expenses	2.60%	2.69%	2.68%
Expenses before offsets	2.60%	2.65%	2.65%
Net expenses	2.59%	2.54%	2.33%
Portfolio turnover	41%	66%	113%
Net assets, ending (in thousands)	$13,260	$8,489	$8,799

Financial Highlights
		Periods Ended
	September 30,	September 30,	March 12,
Class I Shares	2004	2003(z)	2003(y)
Net asset value, beginning	$16.46	$16.20	$13.25
Income from investment operations
Net investment income (loss)	.02	--	--
Net realized and unrealized gain (loss)	2.78	.26	(1.29)
Total from investment operations	2.80	.26	(1.29)
Distributions from
Net realized gain	--	--	--
Total distributions	--	--	--
Total increase (decrease) in net asset value	2.80	.26	(1.29)
Net asset value, ending	$19.26	$16.46	$11.96

Total return*	17.01%	1.60%	(9.74%)
Ratios to average net assets:
Net investment income (loss)	0.22%	(0.11%) (a)	(.31%) (a)
Total expenses	1.14%	1.01% (a)	1.12% (a)
Expenses before offsets	0.93%	.93% (a)	.93% (a)
Net expenses	0.92%	.92% (a)	.92% (a)
Portfolio turnover	54%	5%	9%
Net assets, ending (in thousands)	$2,878	$1,130	$0

		Periods Ended
	January 18,	September 30,	September 30,
Class I Shares	2002(x)	2001	2000
Net asset value, beginning	$15.76	$18.77	$13.57
Income from investment operations
Net investment income (loss)	(.02)	.04	(.03)
Net realized and unrealized gain (loss)	2.16	(1.63)	5.23
Total from investment operations	2.14	(1.59)	5.20
Distributions from
Net realized gain	(.37)	(1.42)	--
Total distributions	(.37)	(1.42)	--
Total increase (decrease) in net asset value	1.77	(3.01)	5.20
Net asset value, ending	$17.53	$15.76	$18.77

Total return*	13.58%	(8.65%)	38.32%
Ratios to average net assets:
Net investment income (loss)	(.35%) (a)	.25%	(.14%)
Total expenses	1,179.31% (a)	64.09%	1.64%
Expenses before offsets	.70% (a)	3.71%	.98%
Net expenses	.70% (a)	.82%	.82%
Portfolio turnover	11%	66%	113%
Net assets, ending (in thousands)	$0	$1	$46

(a) Annualized.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

(x) The last remaining shareholder in Class I redeemed on January 18, 2002.

(y) Class I shares resumed on January 30, 2003 when the Calvert Social Investment Fund's Technology Portfolio merged into the Calvert New Vision Small Cap Fund. Subsequently, the last remaining shareholder redeemed on March 12, 2003.

(z) Class I shares resumed upon shareholder investment on July 31, 2003.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fee, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The first N-Q filings for this Fund will be for the quarter ending December 31, 2004. The Fund's Form N-Q will be available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC;  information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  The Fund makes the information on Form N-Q available to shareholders on the Calvert website at www.calvert.com.

Trustee and officer information table
# of Calvert
	Position	Position		Portfolios	Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years	(Not Applicable to Officers)
INDEPENDENT TRUSTEES/DIRECTORS
RICHARD L. BAIRD, JR. DOB: 05/09/48	Trustee	1976	President and CEO of the Family Health Council, Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	17
FRANK H. BLATZ, JR., Esq. DOB: 10/29/35	Trustee	1982	Of counsel to firm of Schiller & Pittenger, P.C. Mr. Blatz was an attorney in private practice in Fanwood, NJ from 1999 to 2004.	27
DOUGLAS E. FELDMAN, M.D. DOB: 05/23/48	Trustee	1982	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center.	11
PETER W. GAVIAN, CFA, ASA DOB: 12/08/32	Trustee	1980	Since 1976, President of Corporate Finance of Washington, Inc., a business appraisal firm. He is a Chartered Financial Analyst and an Accredited Senior Appraiser (business evaluation).	11
JOHN GUFFEY, JR. DOB: 05/15/48	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm.	19	Ariel Funds Calvert Foundation Calvert Ventures, LLC
M. CHARITO KRUVANT DOB: 12/08/45	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	27	Acacia Federal Savings Bank
ARTHUR J. PUGH DOB: 09/24/37	Trustee	1982	Retired executive.	27	Acacia Federal Savings Bank
INTERESTED TRUSTEES/DIRECTORS
BARBARA J. KRUMSIEK DOB: 08/09/52	Trustee & President	1997	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	38	Calvert Foundation
DAVID R. ROCHAT DOB: 10/07/37	Trustee & Senior Vice President	1980	Executive Vice President of Calvert Asset Management Company, Inc. and Director and President of Chelsea Securities, Inc.	11	Government Scientific Source, Inc. Chelsea Securities, Inc.
D. Wayne Silby, Esq. DOB: 07/20/48	Trustee & Chair	1976	Mr. Silby is Chairman of GroupServe Foundation, a software company focused on collaborative tools for non-profit groups. He is an officer and director of Silby, Guffey and Co., Inc., a venture capital firm.	22	Ameritas Acacia Mutual Life Insurance Company Calvert Foundation Grameen Foundation USA GroupServe Foundation
OFFICERS
SUSAN walker Bender, Esq. DOB: 01/29/59	Officer	1988	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
THOMAS DAILEY DOB: 09/20/64	Officer	2004	Vice President of Calvert Asset Management Company, Inc.
IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	1996	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
STEVEN A. FALCI DOB: 08/01/59	Officer	2003	Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert, Mr. Falci was SVP and Senior Portfolio Manager at Principal Mellon Equity Associates.
TRACI L. GOLDT DOB: 10/11/73	Officer	2004	Executive Assistant to General Counsel, Calvert Group, Ltd. Prior to working at Calvert, Ms. Goldt was Senior Project Manager for Backwire.com, and Project Manager for marchFIRST.
GREGORY B. HABEEB DOB: 02/11/50	Officer	2004	Vice President of Calvert Asset Management Company, Inc.
Daniel K. Hayes DOB: 09/09/50	Officer	1996	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA DOB: 01/06/65	Officer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
LANCELOT A. KING, Esq. DOB: 07/19/70	Officer	2002

Assistant Vice President and Associate General Counsel of Calvert Group, Ltd. Prior to working at Calvert Group, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo, and also with Kirkpatrick & Lockhart.

CATHERINE P. ROY DOB: 02/02/56	Officer	2004

Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert, Ms. Roy was Senior Vice President of US Fixed Income for Baring Asset Management, and SVP and Senior Portfolio Manager of Scudder Insurance Asset Management.

William M. Tartikoff, Esq. DOB: 08/12/47	Officer	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
Ronald M. Wolfsheimer, CPA DOB: 07/24/52	Officer	1979	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

The address of Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC 20009. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund's advisor and its affiliates. Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund's advisor. Mr. Rochat is an interested person of the Fund since he is an officer and director of the Fund's advisor.

Additional information about the Fund's Trustees can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI by contacting your broker, or the Fund at 1-800-368-2745.

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Calvert Group

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's Family of Funds

Tax-Exempt Money Market Funds

CTFR Money Market Portfolio

Taxable Money Market Funds

First Government Money Market Fund

CSIF Money Market Portfolio

Balanced Fund

CSIF Balanced Portfolio

Municipal Funds

CTFR Limited-Term Portfolio

CTFR Long-Term Portfolio

CTFR Vermont Municipal Portfolio

National Muni. Intermediate Fund

California Limited-Term Municipal Fund

Taxable Bond Funds

CSIF Bond Portfolio

Income Fund

Short Duration Income Fund

Equity Funds

CSIF Enhanced Equity Portfolio

CSIF Equity Portfolio

Calvert Large Cap Growth Fund

Capital Accumulation Fund

CWV International Equity Fund

New Vision Small Cap Fund

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Calvert Mid Cap Value Fund

printed on recycled paper using soy-based inks


Calvert

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September 30, 2004

Annual Report

Calvert Income Fund

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President's Letter
1

Portfolio Management Discussion
4

Shareholder Expense Example
8

Report of Independent Registered Public Accounting Firm
10

Schedule of Investments
11

Statement of Assets and Liabilities
20

Statement of Operations
21

Statements of Changes in Net Assets
22

Notes to Financial Statements
24

Financial Highlights
29

Explanation of Financial Tables
33

Proxy Voting and availability of Quarterly Portfolio Holdings
35

Trustee and Officer Information Table
36

Dear Shareholder:

Through the reporting year ended September 30, 2004, economic growth and corporate profits have maintained strength, though markets have certainly been influenced by concerns about the war in Iraq, record oil prices, the U.S. Presidential election, and rising interest rates.

In its first interest-rate increase since May 2000, the Federal Reserve raised the Fed funds rate a total of three times in this reporting period to a still-low 1.75% -- with each announcement largely in line with investor expectations. With these moves, the Fed is attempting to support sustained economic growth while keeping inflation in check. Despite the rise in short rates, longer interest rates rallied on high oil prices, which tend to act as a tax on consumers and therefore a drag on economic growth.

Other concerns affecting the economy and fixed-income markets included improving but slower-than expected job growth, high levels of household debt, a weakening dollar, large current account deficits and U.S. budget deficits. Record purchases of U.S. Treasuries by foreign central banks has helped to offset the negative impact on interest rates of the twin deficits and a weaker dollar. In addition, weak job growth has also tempered pressure on rates during the economic recovery.

Your Investments

Calvert continued this year to strive toward our dual goals of favorable investment results and positive social impact. On the investment side, we are very pleased that several Calvert fixed-income funds, including Calvert Income Fund, Calvert Short Duration Income Fund, and CSIF Bond Portfolio, have been recognized by the industry for their excellence.

Greg Habeeb, Calvert Senior Vice President and Head of Calvert's Taxable Bond Division, leads the Calvert Asset Management Company (CAMCO) portfolio management team for our corporate bond funds. He and various of the funds have been featured in leading financial publications throughout the year, including Kiplinger's, SmartMoney, and Bloomberg Magazine. In addition, Mr. Habeeb was recently featured on Bloomberg TV, discussing his outlook for the bond market and strategy for Calvert Income Fund.

Calvert Social Investment Fund (CSIF) Bond Portfolio, managed by the CAMCO team and Mr. Habeeb according to a strategy similar to that of Calvert Income Fund, won the 2004 Lipper Fund Award in the Corporate Debt A Rated category. 1

Calvert Initiatives

In June 2004, we launched the Calvert Women's Principles, the first global code of conduct for corporations that is focused on addressing gender inequalities and empowering, advancing, and investing in women worldwide. This landmark initiative has been making headlines in media in the U.S. and abroad, including The Wall Street Journal, BusinessWeek, The Christian Science Monitor, NPR Marketplace Morning Report, and Associated Press Worldstream.

With the introduction of several innovative tools for advisors and investors, Calvert once again received awards in 2004 for Web marketing excellence from the Web Marketing Association and Dalbar, a leading financial-services market research firm.

As these achievements demonstrate, Calvert continues our leadership in investment management excellence and in encouraging corporate responsibility.

As always, we encourage our shareholders to keep their long-term investment objectives front and center, avoiding reactions to short-term market and economic developments. Maintaining a sound, diversified strategy based on personal goals, individual risk tolerance, and investment time horizon is a time-tested, prudent approach. Working with a financial professional can help you gain important insights into investment markets, personal investment planning, and the discipline it takes to stay with a thoughtful strategy. Thank you for your continued investment with Calvert, and we look forward to serving you in the year ahead.

Sincerely,

/s/Barbara J. Krumsiek

President and CEO

Calvert Group, Ltd.

October 2004

1. The Lipper award was for CSIF Bond Portfolio Class I shares and was based on the fund in each Lipper classification that achieved the highest Consistent Return scores. The Portfolio is in the Lipper A-Rated Corporate Debt Funds category. A fund's Consistent Return score evaluates its risk-adjusted returns, adjusted for volatility, relative to peers, for the overall period ended December 31, 2003. The fund was chosen from among 149 funds. Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com to obtain performance data current to the most recent month-end.

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Portfolio Management Discussion

Gregory Habeeb
Senior Portfolio Manager

Matt Nottingham, CFA
Portfolio Manager
of Calvert Asset Management Company

Performance

For the 12-month period ended September 30, 2004, Calvert Income Fund Class A shares returned 7.03%, comparing favorably to the returns of the benchmark Lehman U.S. Credit Index (at 4.44%) and the peer-group Lipper Corporate Debt Funds BBB-Rated Average (at 4.76%). Relative performance was positively affected by favorable credit selection and strategic yield-curve positioning, which benefited the Fund as short-term interest rates rose more than did longer-term rates. In addition, we saw positive results from our significant position in floating-rate securities, which tend to re-set upwards as short-term rates rise.

Portfolio Statistics

September 30, 2004
Investment Performance
(total return at NAV)
	6 Months	12 Months
	ended	ended
	9/30/04	9/30/04
Class A	1.15%	7.03%
Class B	0.80%	6.20%
Class C	0.80%	6.23%
Class I	1.53%	7.65%
Lehman Aggregate Bond Index TR**	0.68%	3.68%
Lehman U.S. Credit Index**	0.64%	4.44%
Lipper Corporate Debt Funds BBB-Rated Avg.**	0.63%	4.76%

Maturity Schedule
Weighted Average
9/30/04	9/30/03
11 years	14 years

SEC Yields
30 days ended
	9/30/04	9/30/03
Class A	2.58%	3.93%
Class B	1.95%	3.35%
Class C	1.97%	3.41%
Class I	3.31%	4.71%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

TR represents total return.

** Source: Lipper Analytical Services, Inc.

Portfolio Statistics

September 30, 2004

Average Annual Total Returns

(with max. load)
Class A Shares
One year	3.03%
Five year	7.64%
Ten year	8.84%
Class B Shares
One year	2.26%
Five year	7.58%
Since inception	7.53%
(8/1/99)
Class C Shares
One year	5.29%
Since inception	8.26%
(8/1/00)
Class I Shares
One year	7.65%
Five year	9.05%
Since inception	9.83%
(3/1/99)

Investment Climate

Through the reporting period, we saw an investment climate dominated by geo-political concerns. Among these concerns, three were of particular influence: the war in Iraq, terrorist activities outside Iraq, and the perception of oil shortages, inevitably accompanied by rising oil prices. Over the period, the U.S. economy is reported to have grown 3.8% -- a solid performance compared to the long-term average of 3.3%. Despite a 70% run-up in the price of crude oil, core measures of inflation remained quite tame, rising 1.5%. Headline consumer price inflation, which includes food and energy, was up around 2.5%.

The labor market, however, under-performed versus past expansions. Over the last year, the average monthly gain in payrolls was an anemic 143,000, and the pace decelerated to 103,000 per month in the last three months of the reporting period. A solid economic expansion typically features average monthly payroll gains in excess of 200,000. Consumption ran at a good pace, but stimulation from interest-rate and tax cuts has largely worked its way through the economy.

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

Average annual total returns in the Portfolio Statistics above and the Performance Comparison line graph are with maximum load deducted -- they assume reinvestment of dividends and reflect the deduction of the Fund's Class A maximum front-end sales charge of 3.75%. No sales charge has been applied to the indices used for comparison. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another Class of shares would be different. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Portfolio Statistics

September 30, 2004
Sector Distribution	% of Investments
Asset Backed Securities	10.7%
Bank	9.7%
Brokerage	2.8%
Cash Equivalent	7.7%
Equity Securities	1.1%
Finance	7.3%
Government Agency Obligations	4.3%
Government Obligations	4.1%
Industrial	19.2%
Industrial - Finance	7.2%
Insurance	6.6%
Municipal Obligations	10.9%
Real Estate Investment Trust	1.7%
Sovereign Obligations	0.5%
Transportation	2.7%
Utility	3.5%
Total	100%

In June, the Fed started removing some of its monetary policy accommodation and has since hiked the target Fed funds rate three-quarters of point, bringing the targeted rate to a still-low 1.75%.

Market participants first drove interest rates substantially higher and then turned around and pushed them lower. Despite Fed rate hikes, the outlook for the economy became a bit clouded as a result of slow hiring, broadly higher energy prices, and a large load of household debt. That led to a consensus downgrade of prospects for economic growth from quite firm to just adequate. In addition, record cumulative purchases of U.S. Treasuries by foreign central banks were a powerful force that kept interest rates low and financed almost the entire U.S. budget deficit.

Yields, the yield curve, and credit spreads were affected. By historical standards, yields remained low. Market interest rates showed little movement year-over-year, with the benchmark ten-year Treasury note yield increasing about 25 basis points, or 0.25%, and the 30-year conventional fixed-rate mortgage falling 25 basis points, or 0.25%. However, these measurements masked much volatility in interest rates. We saw volatility in the short term, though long-term yields remained stable. The yield curve -- which reflects the difference between yields for shorter-maturity bonds and longer-maturity bonds -- flattened, with the front end of the curve up 100 basis points (1%) and the back end essentially unchanged over the 12-month period. Credit spreads, reflecting additional yield over comparable Treasuries, remained tight and unattractive.

Portfolio Strategy

For the reporting period

We positioned the portfolio for a rising-rate environment, maintaining a low average duration versus our benchmark and peer group. (Duration is a measure of a bond fund's sensitivity to changes in the direction of interest rates. Generally, the longer the duration of the bond fund, the more sensitive it is to interest-rate changes.) And, because we anticipated the flattening of what had been a very steep, positively sloped yield curve, we positioned the Fund with an overweight to longer-maturity, higher yielding securities and an underweight to the shorter end of the curve. We employed what is referred to as a "barbell" strategy -- one in which investments are concentrated at two ends of the maturity curve.

In addition, we saw value in reducing our exposure to corporate bonds in favor of higher-quality, attractively priced taxable municipal bonds, allowing us to raise the overall credit quality of the Fund.

Going forward

We intend to maintain our current short-relative-duration position in anticipation of rising interest rates through 2005. Because we expect the yield curve to continue flattening as the Federal Reserve raises short-term interest rates, we will continue our barbell yield-curve strategy, though likely to a lesser degree than we have employed it through this reporting period.

Outlook

Looking ahead, we expect to remain within an up cycle in interest rates. Thus far, this bear cycle has been gentle compared with those experienced in the three bear-market cycles since the mid-1980s. However, it has been punctuated by bouts of extreme price volatility. We continue to recommend that investors remain cautious with regard to interest rate exposure and maintain a diversified portfolio to provide incremental income over credit-risk-free Treasuries.

October 2004

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com to obtain performance data current to the most recent month-end.

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period*
	4/1/04	9/30/04	4/1/04 - 9/30/04
Class A
Actual	$1,000.00	$1,011.50	$6.08
Hypothetical	$1,000.00	$1,018.96	$6.10
(5% return per year before taxes)
Class B
Actual	$1,000.00	$1,008.00	$9.77
Hypothetical	$1,000.00	$1,015.27	$9.80
(5% return per year before taxes)
Class C
Actual	$1,000.00	$1,008.00	$9.66
Hypothetical	$1,000.00	$1,015.38	$9.69
(5% return per year before taxes)
Class I
Actual	$1,000.00	$1,015.30	$2.77
Hypothetical	$1,000.00	$1,022.25	$2.78
(5% return per year before taxes)

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, 1.95%, 1.92% and 0.55% for Class A, Class B, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/366.

Report of Independent Registered Public Accounting Firm

The Board of Trustees of The Calvert Fund and Shareholders of Calvert Income Fund:

We have audited the accompanying statement of assets and liabilities of the Calvert Income Fund, one of the funds in The Calvert Fund, including the portfolio of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended September 30, 2001 and 2000, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated November 16, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and broker. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Calvert Income Fund as of September 30, 2004 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Philadelphia, PA
November 22, 2004

Schedule of Investments

September 30, 2004
	Principal
Corporate Bonds - 70.0%	Amount	Value
ACLC Business Loan Receivables Trust:
7.385%, 8/15/20 (e)	$13,000,000	$11,372,969
7.585%, 1/15/21 (e)	872,641	876,782
2.41%, 10/15/21 (e)(r)	11,250,000	10,497,656
ACLC Business Loan Receivables Trust, Class B,
8.745%, 1/15/21 (e)	7,249,552	6,184,774
Agfirst Farm Credit Bank:
8.393%, 12/15/16 (r)	14,450,000	16,728,707
7.30%, 10/14/49 (e)	12,900,000	13,212,051
Alcan Aluminum Corp., 2.10%, 12/8/04 (e)(r)	18,800,000	18,794,172
Alliant Master Trust, 1.99%, 6/20/06 (e)(r)	19,000,000	19,006,080
American Airlines, Inc.:
2.55%, 9/23/07 (r)	15,982,220	15,977,905
3.857%, 7/9/10	5,523,199	5,433,061
American Presidents Co.'s Ltd., 8.00%, 1/15/24	8,935,000	9,203,050
ASIF Global Financing Corp., 2.124%, 3/14/07 (e)(r)	59,200,000	59,200,000
Assured Guaranty US Holdings, Inc., 7.00%, 6/1/34	18,350,000	19,877,454
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	49,891,000	32,145,270
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	13,620,000	15,697,050
Avery Dennison Corp., 1.94%, 8/10/07 (r)	8,800,000	8,793,629
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	9,479,256	10,496,759
Bayview Research Center Lease Finance Trust, 6.33%, 1/15/37 (e)	19,400,000	21,043,180
Bear Stearns Co.'s, Inc., 1.98%, 1/30/09 (r)	18,600,000	18,630,504
BF Saul (REIT), 7.50%, 3/1/14 (e)	18,300,000	18,574,500
Brascan Corp., 7.125%, 6/15/12	5,155,000	5,789,374
Camp Pendleton and Quantico Military Housing LLC,
5.937%, 10/1/43 (e)	26,050,000	27,162,074
Captec Franchise Trust, 6.504%, 5/25/05 (e)	779,614	777,672
Carter Holt Harvey Ltd., 8.875%, 12/1/04	1,055,000	1,062,649
Chase Funding Mortgage Loan:
4.045%, 5/25/33	4,800,000	4,792,128
5.416%, 5/25/33	20,000,000	20,194,000
Chase Manhattan Auto Owner Trust, 1.45%, 10/15/06	11,000,000	10,965,652
Chevy Chase Bank FSB, 6.875%, 12/1/13	14,486,000	14,703,290
Chugach Electric Association, Inc., 6.55%, 3/15/11	2,780,000	3,110,231
Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	3,500,000	3,811,010
CIT Group, Inc.:
2.10%, 7/29/05 (r)	3,000,000	3,008,580
1.931%, 8/31/06 (r)	2,500,000	2,499,050
1.911%, 2/15/07 (r)	31,300,000	31,288,732
2.14%, 9/20/07 (r)	7,800,000	7,798,128
CNL Funding, Inc.:
7.721%, 8/25/09 (e)	12,023,125	12,696,418
Franchise Loan Trust Certificates, Interest Only,
0.948%, 8/18/16 (e)(r)	92,808,940	3,981,504
Continental Airlines, Inc., 2.72%, 12/6/07 (r)	10,350,000	10,408,270
Countrywide Asset-Backed Certificates, 2.29%, 11/25/34 (r)	19,120,000	19,168,374
Countrywide Home Loans, Inc.:
1.92%, 8/25/06 (r)	$9,850,000	$9,843,558
4.125%, 9/15/09	17,800,000	17,760,484
CSX Corp., 1.994%, 8/3/06 (r)	32,250,000	32,239,519
Daimler-Chrysler Auto Trust, 2.93%, 6/6/06	6,326,352	6,334,893
Daimler-Chrysler North American Holding Corp.:
3.40%, 12/15/04	2,490,000	2,495,677
7.40%, 1/20/05	1,000,000	1,014,730
2.75%, 9/26/05 (r)	45,300,000	45,425,028
Delta Air Lines, Inc., 2.41%, 1/25/08 (r)	9,389,921	9,448,983
Deluxe Corp., 5.125%, 10/1/14 (e)	3,000,000	2,966,220
Dime Community Bancshares, Inc.:
9.25%, 5/1/10 (e)	1,500,000	1,800,000
9.25%, 5/1/10	500,000	600,000
Dobie Center Properties Ltd., 6.75%, 5/1/28 (e)	8,510,000	9,552,049
Duke Capital LLC, 7.25%, 10/1/04	1,050,000	1,050,115
E*Trade Financial Corp., 8.00%, 6/15/11 (e)	13,650,000	14,196,000
Eastern Energy Ltd., 6.75%, 12/1/06 (e)	3,850,000	4,137,198
Evangelical Lutheran Good Samaritan Society Fund,
6.78%, 11/1/05	2,000,000	2,084,152
Farm Credit Bank of Texas, 7.561%, 11/5/49
(adjustable rate after 12/15/13)	4,000,000	4,144,200
FedEx Corp., 1.88%, 4/1/05 (r)	48,500,000	48,546,996
FFCA Secured Lending Corp., 6.37%, 9/18/25 (e)	7,144,916	7,130,801
First Republic Bank, 7.75%, 9/15/12	32,066,000	35,481,350
Florida Windstorm Underwriting Bonds, 7.125%, 2/25/19 (e)	1,400,000	1,643,782
FMAC Loan Receivables Trust, 6.66%, 1/15/12 (e)	10,515,907	9,088,058
Ford Motor Co.:
6.625%, 10/1/28	5,000,000	4,515,900
8.90%, 1/15/32	4,860,000	5,446,845
9.98%, 2/15/47	9,089,000	11,188,195
Ford Motor Credit Co.:
7.50%, 3/15/05	3,800,000	3,882,878
1.849%, 4/28/05 (r)	1,500,000	1,499,055
4.10%, 5/20/05	1,600,000	1,604,064
2.06%, 7/18/05 (r)	5,060,000	5,060,051
7.60%, 8/1/05	8,000,000	8,304,240
2.79%, 9/28/07 (r)	17,500,000	17,479,088
General Motors Acceptance Corp.:
4.15%, 2/7/05	2,850,000	2,865,618
3.82%, 3/4/05 (r)	2,500,000	2,514,600
3.63%, 5/19/05 (r)	8,050,000	8,081,798
3.08%, 9/23/08 (r)	24,000,000	23,995,200
Zero Coupon, 12/1/12	10,400,000	6,281,600
8.00%, 11/1/31	19,013,000	19,742,909
General Motors Corp.:
8.25%, 7/15/23	4,900,000	5,179,006
8.375%, 7/15/33	27,700,000	29,441,499
Step Coupon, 0.00% to 3/15/16, 7.75% thereafter to 3/15/36	6,875,000	3,016,406
Global Signal Trust I, 3.711%, 1/15/34 (e)	9,171,228	9,026,670
Golden Securities Corp., 1.95%, 12/2/13 (e)(r)	25,850,000	25,862,150
Goldman Sachs Group, Inc.:
1.98%, 7/23/09 (r)	$15,000,000	$15,058,950
2.57%, 9/29/14 (r)	20,200,000	20,197,576
6.345%, 2/15/34	9,800,000	9,843,512
Great Lakes Power, Inc., 8.30%, 3/1/05	48,130,000	49,138,324
Greater Bay Bancorp, 5.25%, 3/31/08	7,250,000	7,333,230
GTE Hawaiian Telephone Co., 6.75%, 2/15/05	700,000	710,416
HCA, Inc.:
6.91%, 6/15/05	14,010,000	14,340,496
8.36%, 4/15/24	5,000,000	5,551,900
7.69%, 6/15/25	8,425,000	8,780,114
7.50%, 11/6/33	9,800,000	10,227,966
Hertz Corp., 2.90%, 8/5/08 (r)	3,500,000	3,532,942
HRPT Properties Trust, 6.25%, 8/15/16	13,400,000	13,804,278
Huntington Bancshares, Inc., 2.02%, 12/1/05 (r)	6,500,000	6,504,921
IKON Receivables LLC, 2.00%, 12/17/07 (r)	5,054,351	5,056,505
Impac CMB Trust:
2.27%, 11/25//32 (r)	17,891,702	17,999,768
2.19%, 10/25/33 (r)	14,028,147	14,045,682
2.16%, 9/25/34 (r)	13,056,651	13,067,097
Interpool Capital Trust, 9.875%, 2/15/27	47,283,000	41,372,625
Interpool, Inc., 7.35%, 8/1/07	6,505,000	6,505,000
iStar Financial, Inc., 3.12%, 3/12/07 (r)	3,500,000	3,526,250
Jackson National Life Global Funding LLC, 1.70%, 4/20/07 (e)(r)	18,900,000	18,877,887
JetBlue Airways Corp., 2.255%, 12/15/13 (r)	3,000,000	2,989,170
JP Morgan Chase Capital XIII, 2.88%, 9/30/34 (r)	5,400,000	5,345,552
Kimco Realty Corp., 1.88%, 8/1/06 (r)	9,900,000	9,900,495
La Quinta Inns, Inc., 7.27%, 2/26/07	1,750,000	1,846,250
Lennar Corp., 2.22%, 8/20/07 (e)(r)	29,000,000	28,985,500
Leucadia National Corp.:
7.00%, 8/15/13	12,190,000	12,129,050
3.75%, 4/15/14 (e)	6,567,000	7,113,834
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	52,255,000	522,550
8.30%, 12/1/37 (e)(m)*	33,720,000	337,200
8.45%, 12/1/97 (e)(m)*	9,500,000	95,000
Masco Corp., 2.11%, 3/9/07 (e)(r)	34,000,000	34,053,516
Massachusetts Institute of Technology, 7.25%, 11/2/96	1,300,000	1,606,540
Meridian Funding Co. LLC:
2.23%, 8/30/07 (e)(r)	13,220,000	13,201,796
2.18%, 10/15/14 (e)(r)	39,250,000	39,213,733
Michigan Consolidated Gas Co., 7.21%, 5/1/07	500,000	546,290
Nationwide Health Properties, Inc., 6.59%, 7/7/38	1,890,000	1,971,894
New Valley Generation II, 4.929%, 1/15/21	2,670,226	2,697,675
NYMAGIC, Inc., 6.50%, 3/15/14	11,000,000	10,682,925
Overseas Private Investment Corp., 4.05%, 11/15/14	8,626,000	8,621,428
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	11,140,000	10,777,950
Pacific Gas & Electric Co., 2.30%, 4/3/06 (r)	23,719,000	23,753,630
Parker & Parsley Petroleum Co., 8.875%, 4/15/05	1,700,000	1,755,573
Patrons Legacy Partnership:
5.646%, 7/10/58 (e)	12,000,000	12,163,920
5.775%, 12/23/63 (e)	8,000,000	8,075,760
PF Export Receivables Master Trust, 3.748%, 6/1/13 (e)	13,211,443	12,847,996
Post Apartment Homes LP, 6.85%, 3/16/05	$1,400,000	$1,418,085
Preferred Term Securities IX Ltd., 2.35%, 4/3/33 (e)(r)	1,000,000	1,018,060
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	10,215,000	12,030,512
Public Steers Trust, 6.646%, 11/15/18	5,296,660	4,919,273
RBS Capital Trust I, 2.424%, 9/29/49 (r)	94,200,000	94,846,212
RC Trust I, Preferred, 7.00%, 5/15/06	22,750,000	24,031,280
Residential Asset Security Corp., 5.221%, 2/25/34	5,000,000	4,859,750
Roslyn Preferred Trust I, 4.76%, 4/1/32 (e)(r)	6,900,000	6,934,500
SLM Corp., 1.61%, 7/25/35 (e)(r)	33,250,000	33,211,762
SLM Student Loan Trust, 2.10%, 12/15/17 (r)	10,000,000	10,057,400
Sociedad Concesionaria Autopista Central SA,
6.223%, 12/15/26 (e)	15,300,000	15,939,387
Southern California Edison Co., 1.89%, 1/13/06 (r)	1,500,000	1,501,755
Sovereign Bancorp, Inc., 2.10%, 8/25/06 (r)	25,800,000	25,790,454
Sovereign Bank Lease Pass-Through Trust, 12.18%, 6/30/20 (e)	35,951,881	57,977,800
SPARCS Trust 99-1, Step Coupon, 0.00% to
4/15/19, 7.697% thereafter to 10/15/97(e)	26,500,000	7,647,900
Sterling Equipment, Inc., 6.125%, 9/28/19	360,381	401,014
TIERS Trust:
8.45%, 12/1/17 (n)*	8,559,893	85,599
7.697%, 4/15/18 (e)	5,775,000	5,826,476
Step Coupon, 0.00% to 10/15/28, 7.697%
thereafter to 10/15/97 (e)	15,000,000	1,387,480
Step Coupon, 0.00% to 4/15/18, 7.697%
thereafter to 10/15/97 (e)	13,500,000	3,146,250
Step Coupon, 0.00% to 10/15/33, 7.697%
thereafter to 10/15/97 (e)	12,295,000	702,816
Toll Road Investors Partnership II Zero Coupon Bonds:
2/15/10 (e)	22,100,000	17,192,585
2/15/11 (e)	7,600,000	5,572,198
2/15/13 (e)	17,000,000	11,095,254
2/15/14 (e)	21,900,000	13,582,161
2/15/19 (e)	5,000,000	2,159,910
2/15/26 (e)	19,975,000	5,487,272
2/15/27 (e)	29,000,000	7,498,936
2/15/28 (e)	34,128,000	8,325,833
2/15/29 (e)	26,940,000	6,216,432
2/15/30 (e)	21,000,000	4,506,894
2/15/32 (e)	26,940,000	5,120,944
2/15/33 (e)	23,520,000	4,207,610
TXU Energy Co. LLC, 2.38%, 1/17/06 (e)(r)	13,300,000	13,331,853
Tyco International Group SA.:
5.875%, 11/1/04	8,000,000	8,040,000
Participation Certificate Trust, 4.436%, 6/15/07 (e)	9,250,000	9,452,575
Ultramar Corp., 8.00%, 3/15/05	250,000	255,845
Union Pacific Corp., 5.214%, 9/30/14 (e)	2,000,000	1,994,473
United Energy Ltd., 6.00%, 11/1/05 (e)	3,800,000	3,917,458
United Parcel Services, Inc., 1.39%, 3/27/50 (r)	2,030,000	2,030,913
Vale Overseas Ltd., 8.25%, 1/17/34	3,700,000	3,589,000
Valmont Industries, Inc., 6,875, 5/1/14 (e)	9,235,000	9,512,050
VW Credit, Inc., 1.88%, 7/21/05 (e)(r)	23,800,000	23,795,692
Westinghouse Air Brake Technologies Corp., 6.875%, 7/31/13	2,000,000	2,050,000
William Street Funding Corp.:
1.95%, 4/23/06 (e)(r)	$68,050,000	$68,125,604
2.17%, 4/23/09 (e)(r)	19,000,000	19,248,028
World Financial Network, Credit Card Master Note Trust,
2.13%, 5/15/12 (r)	3,900,000	3,921,936

Total Corporate Bonds (Cost $2,119,323,173)		2,087,610,141

Taxable Municipal Obligations - 11.7%
Alameda California Corridor Transportation Authority Revenue
Bonds, Zero Coupon:
10/1/26	18,175,000	4,942,146
10/1/27	5,175,000	1,325,421
10/1/28	20,000,000	4,828,000
10/1/29	15,000,000	3,412,800
10/1/31	15,000,000	3,031,650
10/1/32	15,000,000	2,857,350
10/1/33	15,000,000	2,692,950
Alexander City Alabama Industrial Development Board Revenue
VRDN, 2.13%, 12/1/18 (r)	3,000,000	3,000,000
Ashland Oregon GO Bonds:
5.395%, 7/15/14	775,000	804,737
5.475%, 7/15/15	815,000	849,108
5.805%, 7/15/19	3,775,000	3,915,921
6.022%, 7/15/24	3,155,000	3,256,402
California State Transit Finance Authority VRDN,
1.70%, 10/1/27 (r)	7,000,000	7,000,000
California Statewide Communities Development
Authority Revenue Bonds:
Zero Coupon, 6/1/15	1,205,000	694,634
Zero Coupon, 6/1/17	1,835,000	921,977
Zero Coupon, 6/1/19	1,975,000	861,416
Zero Coupon, 6/1/21	2,125,000	811,771
Zero Coupon, 6/1/22	2,205,000	786,942
Zero Coupon, 6/1/23	1,795,000	600,499
5.896%, 6/1/24	13,000,000	13,692,900
Zero Coupon, 6/1/24	2,375,000	746,985
Zero Coupon, 6/1/25	1,385,000	409,420
Zero Coupon, 6/1/26	1,440,000	399,614
Zero Coupon, 6/1/27	1,495,000	390,539
Zero Coupon, 6/1/28	1,550,000	381,626
Zero Coupon, 6/1/29	1,610,000	373,601
Zero Coupon, 6/1/30	1,670,000	365,246
Zero Coupon, 6/1/31	1,730,000	356,622
Zero Coupon, 6/1/32	1,795,000	348,733
Zero Coupon, 6/1/33	1,865,000	341,500
6.076%, 6/1/34	10,000,000	10,656,400
Zero Coupon, 6/1/34	1,935,000	333,942
Columbus Georgia Development Authority Revenue VRDN,
1.90%, 4/1/20 (r)	$2,220,000	$2,220,000
Denver Colorado City and County COPs, Zero Coupon,
12/15/16	21,495,000	11,169,017
Energy Northwest Washington Electric Revenue Bonds, 4.06%,
7/1/09	1,150,000	1,158,303
Eugene Oregon Electric Utilities Revenue Bonds, Zero Coupon,
8/1/25	1,500,000	438,900
Hawaii State Department Budget and Finance Revenue VRDN,
1.95%, 12/1/21 (r)	5,196,500	5,196,500
Hillsborough County Florida Port Authority Revenue Bonds,
Zero Coupon, 6/1/10	735,000	577,122
Hoboken New Jersey GO Bonds, Zero Coupon:
4/1/28	1,200,000	291,648
4/1/29	1,280,000	292,928
4/1/30	1,355,000	291,975
4/1/31	1,435,000	291,147
4/1/32	1,520,000	290,381
4/1/33	1,610,000	289,607
Kansas State Finance Development Authority Revenue Bonds,
5.012%, 5/1/18	2,000,000	1,984,740
Kit Carson County Colorado Agriculture Development Revenue
VRDN, 1.84%, 6/1/27 (r)	1,230,000	1,230,000
Lakewood Ohio GO Bonds:
5.25%, 7/1/14	1,000,000	1,027,870
5.95%, 7/1/24	1,210,000	1,237,721
Maryland State Health and Higher Educational Facilities Authority
Revenue VRDN, 1.72%, 1/1/35 (r)	10,000,000	10,000,000
Maysville Kentucky Industrial Building Revenue VRDN,
2.00%, 5/1/06	5,740,000	5,740,000
Morton Family Trust VRDN, 1.89%, 2/1/32 (r)	3,175,000	3,175,000
New Brunswick New Jersey GO Bonds, Zero Coupon, 10/15/29	6,670,000	1,551,309
New Jersey State Economic Development Authority Revenue
Bonds, Zero Coupon:
2/15/19	138,285,000	62,732,990
2/15/24	26,291,000	8,664,199
New Rochelle New York GO Bonds, 5.75%, 3/15/19	1,335,000	1,374,569
New York Sate Community Statutory Trust II, 5.47%,
12/28/31 (e)(r)	3,500,000	3,517,500
Ohio State GO Bonds:
4.96%, 10/1/14	1,500,000	1,512,210
5.27%, 10/1/16	1,235,000	1,247,869
5.44%, 10/1/18	1,485,000	1,495,959
Oregon School Boards Association GO Bonds, Zero Coupon:
6/30/06	7,585,000	7,203,247
6/30/15	5,000,000	2,882,700
6/30/16	8,030,000	4,325,520
6/30/17	18,000,000	9,051,480
6/30/19	7,400,000	3,234,688
6/30/20	4,500,000	1,844,100
6/30/21	5,400,000	2,069,064
6/30/22	7,870,000	2,818,326
6/30/23	18,770,000	6,303,529
Pembroke Pines Florida Communications Services
Tax Revenue Bonds, 4.75%, 10/1/19	$5,295,000	$5,043,593
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon:
4/15/14	4,389,000	2,731,143
4/15/19	3,145,000	1,392,669
4/15/21	51,100,000	19,843,152
4/15/22	12,750,000	4,628,250
Post Apartment Homes LP, VRDN, 1.84%, 7/15/29 (r)	32,000,000	32,000,000
Providence Rhode Island GO Bonds:
5.06%, 7/15/15	435,000	439,320
5.16%, 7/15/16	980,000	989,682
5.26%, 7/15/17	1,030,000	1,039,332
5.36%, 7/15/18	585,000	590,277
Revenue Bond Certificate Series Trust Various States Revenue
VRDN, 1.99%, 12/1/30 (r)	5,625,000	5,625,000
Rex Lumber LLC, 1.90%, 2/1/22	6,000,000	6,000,000
Richmond Virginia Redevelopment and Housing Authority
Revenue VRDN, 1.65%, 12/1/25 (r)	1,800,000	1,800,000
Spencer County Indiana Industrial Pollution Control Revenue
VRDN, 2.07%, 11/1/18 (r)	2,500,000	2,500,000
St. Francis Place LP, VRDN, 1.84%, 12/1/08 (e)(r)	8,500,000	8,500,000
St. Louis Missouri IDA Revenue VRDN, 1.85%, 1/1/21 (r)	9,300,000	9,300,000
Traill County North Dakota Solid Waste Disposal Revenue
VRDN, 1.97%, 3/1/13 (r)	2,600,000	2,600,000
Tyler Enterprises LLC, 1.90%, 10/1/22	10,000	10,000

Total Taxable Municipal Obligations (Cost $332,842,839)		349,155,388

U.S. Government Agencies
and Instrumentalities - 2.9%
Central American Bank For Economic Integration AID Bonds,
Guaranteed by the United States Agency of International
Development, 6.79%, 10/1/10	5,059,700	5,511,683
Federal Home Loan Bank:
3.01%, 1/13/06	4,000,000	4,001,560
2.25%, 3/28/07	14,500,000	14,489,285
2.10%, 4/30/07	12,800,000	12,771,200
Freddie Mac:
2.25%, 3/24/08	17,800,000	17,770,452
4.10%, 1/28/14	5,000,000	4,955,500
Freddie Mac Multifamily VRDN Certificates:
1.54%, 8/15/45 (r)	18,928,909	18,928,908
Ginnie Mae, 11.00%, 10/15/15	673	764
Kingdom of Jordan, Guaranteed by the United States Agency of
International Development, 8.75%, 9/1/19	1,711,310	2,151,049
Kingdom of Morocco, Guaranteed by the United States Agency of
International Development, 7.55%, 7/15/26	4,750,000	5,819,558

Total U.S. Government Agencies
and Instrumentalities (Cost $85,815,607)		86,399,959

	Principal
U.S. Treasury - 4.0%	Amount	Value
United States Treasury Bonds, 5.375%, 2/15/31	$34,105,000	$36,534,981
United States Treasury Notes:
2.375%, 8/31/06	600,000	597,654
3.50%, 8/15/09	675,000	678,794
3.375%, 9/15/09	15,500,000	15,500,000
4.25%, 8/15/14	67,325,000	68,019,121

Total U.S. Treasury (Cost $121,712,680)		121,330,550

Commercial Paper - 3.2%
Delphi Corp., 1.842%, 11/2/04	47,700,000	47,700,000
Public Service Enterprise Group, Inc., 2.15%, 2/14/05	47,250,000	47,250,000

Total Commercial Paper (Cost $94,950,000)		94,950,000

Repurchase Agreements - 2.8%
State Street Bank, 1.65%, 10/1/04
(Repurchase proceeds $84,003,850)
(Collateral: $86,522,761, U.S. Treasury, 5.25%, 2/15/29)	84,000,000	84,000,000

Total Repurchase Agreements (Cost $84,000,000)		84,000,000

Equity Securities - 4.6%	Shares
Conseco, Inc.:
Preferred	1,077,900	26,537,898
Warrants, (strike price $27.60/share, expires 9/10/08) *	4,955	15,857
Covad Communications Group, Inc.*	94,233	158,311
First Republic Capital Corp., Preferred (e)	6,050	6,352,500
Ford Motor Co. Capital Trust II, Preferred	205,200	10,727,856
General Motors Corp. Preferred	798,000	22,463,700
Manitoba Telecom Services, Inc., Class B	196,244	6,576,365
MFH Financial Trust I, Preferred (e)	400,000	39,600,000
Richmond County Capital Corp., Preferred (e)	17,000	1,758,970
Roslyn Real Estate Asset Corp., Preferred	222,000	22,311,000

Total Equity Securities (Cost $134,455,979)		136,502,457

Total Investments (Cost $2,973,100,278) - 99.2%		2,959,948,495
Other assets and liabilities, net - 0.8%		23,008,829
Net Assets - 100%		$2,982,957,324

	Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Purchased:
U.S. Treasury Bonds	21	12/04	2,356,594	$50,960
Total Purchased				$50,960

Sold:
2 Year U.S. Treasury Notes	2,221	12/04	$469,151,549	$825,249
5 Year U.S. Treasury Notes	413	12/04	45,739,750	118,488
10 Year U.S. Treasury Notes	1,857	12/04	209,144,625	429,963
Total Sold				$1,373,700

* Non-income producing security.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments due in June, July and December 2003 as well as January, June, and July 2004. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments due in June, July and December 2003 as well as January, June and July 2004. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rae at period end.

Abbreviations:

COPs: Certificates of Participation

GO: General Obligation

IDA: Industrial Development Authority

LLC: Limited Liability Corporation

LP: Limited partnership

LLP: Limited Liability Partnership

MFH: Multi-Family Housing

REIT: Real Estate Investment Trust

VRDN: Variable Rate Demand Note

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004
Assets	Value
Investments in securities, at value (Cost $2,973,100,278) -
see accompanying schedule	$2,959,948,495
Cash	3,022,504
Receivable for futures margin	75,495
Receivable for securities sold	215,851,580
Receivable for shares sold	10,162,540
Interest and dividends receivable	19,009,951
Collateral at broker for futures (cash)	3,301,150
Other assets	40,918
Total assets	3,211,412,633

Liabilities
Payable for securities purchased	220,451,406
Payable for shares redeemed	4,290,177
Payable to Calvert Asset Management Co., Inc.	1,529,800
Payable to Calvert Administrative Services Company	713,478
Payable to Calvert Shareholder Services, Inc.	44,222
Payable to Calvert Distributors, Inc.	960,444
Accrued expenses and other liabilities	465,782
Total liabilities	228,455,309
Net Assets	$2,982,957,324

Net Assets Consist of:
Paid in capital applicable to the following shares of beneficial interest, unlimited number of no par shares authorized:
Class A: 133,003,310 shares outstanding	$2,265,841,724
Class B: 21,533,221 shares outstanding	364,123,566
Class C: 13,365,615 shares outstanding	225,450,666
Class I: 3,901,691 shares outstanding	65,396,945
Undistributed net investment income	941,467
Accumulated net realized gain (loss) on investments	72,930,079
Net unrealized appreciation (depreciation) on investments	(11,727,123)

Net Assets	$2,982,957,324

Net Asset Value Per Share
Class A (based on net assets of $2,309,621,457)	$17.37
Class B (based on net assets of $373,648,160)	$17.35
Class C (based on net assets of $231,951,860)	$17.35
Class I (based on net assets of $67,735,847)	$17.36

See notes to financial statements.

Statement of Operations

Year Ended September 30, 2004
Net Investment Income
Investment Income:
Interest income	$106,859,568
Dividend income (net of foreign taxes withheld of $299,628)	6,291,967
Total investment income	113,151,535

Expenses:
Investment advisory fee	10,396,587
Administrative fees	7,803,072
Transfer agency fees and expenses	5,439,114
Distribution plan expenses:
Class A	4,983,921
Class B	3,749,149
Class C	2,135,079
Trustees' fees and expenses	158,426
Custodian fees	294,011
Registration fees	166,446
Reports to shareholders	420,107
Professional fees	181,624
Accounting fees	120,965
Miscellaneous	63,725
Total expenses	35,912,226
Fees paid indirectly	(245,459)
Net expenses	35,666,767
Net Investment Income	77,484,768

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	89,467,367
Foreign currency transactions	47,229
Futures	(5,852,142)
83,662,454
Change in unrealized appreciation (depreciation) on:
Securities	(1,994,510)
Futures	10,429,595
8,435,085

Net Realized and Unrealized Gain
(Loss) on Investments	92,097,539

Increase (Decrease) in Net Assets
Resulting From Operations	$169,582,307

See notes to financial statements.

Statements of Changes in Net Assets
	Year Ended	Year Ended
	September 30,	September 30,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$77,484,768	$95,973,728
Net realized gain (loss)	83,662,454	114,999,961
Change in unrealized appreciation (depreciation)	8,435,085	73,981,847

Increase (Decrease) in Net Assets
Resulting From Operations	169,582,307	284,955,536

Distributions to shareholders from
Net investment income:
Class A Shares	(62,821,665)	(72,061,182)
Class B Shares	(9,126,492)	(13,536,764)
Class C Shares	(5,240,461)	(7,064,046)
Class I Shares	(2,170,163)	(2,243,021)
Net realized gain:
Class A Shares	(80,172,453)	(9,114,370)
Class B Shares	(16,996,885)	(2,022,381)
Class C Shares	(9,198,730)	(1,020,676)
Class I Shares	(2,516,411)	(207,917)
Total distributions	(188,243,260)	(107,270,357)

Capital share transactions:
Shares sold:
Class A Shares	1,081,955,572	592,462,132
Class B Shares	47,395,468	59,959,752
Class C Shares	85,152,227	65,935,869
Class I Shares	18,245,262	21,546,923
Reinvestment of distributions:
Class A Shares	106,928,026	60,945,982
Class B Shares	16,938,457	9,788,794
Class C Shares	7,296,294	3,869,578
Class I Shares	3,501,845	2,410,438
Redemption fees:
Class A Shares	36,682	--
Shares redeemed:
Class A Shares	(540,198,712)	(599,191,480)
Class B Shares	(56,419,171)	(51,278,897)
Class C Shares	(53,438,326)	(49,445,938)
Class I Shares	(8,358,173)	(6,970,948)
Total capital share transactions	709,035,451	110,032,205

Total Increase (Decrease) in Net Assets	690,374,498	287,717,384

Net Assets
Beginning of year	2,292,582,826	2,004,865,442
End of year (including undistributed net investment income
of $941,467 and $2,405,253, respectively.)	$2,982,957,324	$2,292,582,826

See notes to financial statements.

Statements of Changes in Net Assets
	Year Ended	Year Ended
	September 30,	September 30,
Capital Share Activity	2004	2003
Shares sold:
Class A Shares	62,633,479	35,494,432
Class B Shares	2,739,955	3,623,140
Class C Shares	4,927,220	3,968,741
Class I Shares	1,054,863	1,301,456
Reinvestment of distributions:
Class A Shares	6,233,736	3,684,142
Class B Shares	988,564	592,765
Class C Shares	425,810	234,181
Class I Shares	204,110	144,858
Shares redeemed:
Class A Shares	(31,327,903)	(36,057,896)
Class B Shares	(3,274,953)	(3,072,978)
Class C Shares	(3,097,586)	(2,952,002)
Class I Shares	(486,398)	(410,955)
Total capital share activity	41,020,897	6,549,884

See notes to financial statements.

Notes to Financial Statements

Note A ---- Significant Accounting Policies

General: The Calvert Income Fund (the "Fund"), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operations of each series are accounted for separately. The Fund offers four classes of shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 3.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end sales charge and have a lower expense ratio than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which a market quotation is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2004, no securities were fair valued in good faith under the direction of the Board of Trustees.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Short Sales: The Fund may use short sales of U.S. Treasury securities for the limited purpose of hedging the Fund's duration. Any short sales will be covered with an equivalent amount of high quality, liquid securities in a segregated account at the Fund's custodian.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund's accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: Effective February 1, 2004, the Fund began to charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a annual fee, payable monthly based on the following annual rates of average daily net assets: .40% on the first $2 billion, and .375% over $2 billion.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly. Classes A, B, and C shares pay an annual rate of .30% and Class I shares pay an annual rate of .10%, based on their average daily net assets.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, B and C shares, allow the Fund to pay the Distributor for expenses and services associated with the distribution of shares. The expenses paid may not exceed .50%, 1.00% and 1.00% annually of the Fund's average daily net assets of Class A, B and C, respectively. Class I shares do not have Distribution Plan expenses.

The Distributor received $655,828 as its portion of commissions charged on sales of the Fund's Class A shares for the year ended September 30, 2004.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $491,493 for the year ended September 30, 2004. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $25,000 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C -- Investment Activity

During the year, purchases and sales of investments, other than short-term and U.S. government securities, were $6,277,151,307 and $5,645,375,927, respectively. U.S. Government security purchases and sales were $13,870,172,214 and 13,833,951,165, respectively.

The cost of investments owned at September 30, 2004 for federal income tax purposes was $2,976,918,690. Net unrealized depreciation aggregated $16,970,195, of which $67,456,017 related to appreciated securities and $84,426,212 related to depreciated securities.

The tax character of dividends and distributions paid during the years ended September 30, 2004, and September 30, 2003 were as follows:
Distributions paid from:	2004	2003
Ordinary income	$165,766,276	$107,270,357
Long term capital gain	22,476,984	--
Total	$188,243,260	$107,270,357

As of September 30, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows
Undistributed income	$27,528,207
Undistributed long-term capital gain	51,586,410
Unrealized appreciation (depreciation)	(16,970,195)
$62,144,422

Reclassifications, as shown in the table below, have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax law and regulations. The primary differences causing such reclassifications are due to the tax treatment of the currency gains and losses and asset-backed securities.
Undistributed net investment income	$410,227
Accumulated net realized gain (loss)	(410,227)

The differences between components of distributable earnings on a tax basis and the amounts reflected in the statement of assets and liabilities are primarily due to wash sales and the tax treatment of Section 1256 contracts.

The Fund may sell or purchase securities to and from other funds managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the year ended September 30, 2004, such purchase and sales transactions were $535,033,814 and $407,986,852, respectively.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2004. For the year ended September 30, 2004, borrowings by the Fund under the Agreement were as follows:

	Weighted		Month of
Average	Average	Maximum	Maximum
Daily	Interest	Amount	Amount
Balance	Rate	Borrowed	Borrowed
$913,183	1.66%	$25,000,000	October 2003

Financial Highlights
		Years Ended
		September 30,	September 30,
Class A Shares		2004	2003
Net asset value, beginning		$17.53	$16.14
Income from investment operations
Net investment income		.53	.79
Net realized and unrealized gain		.65	1.48
Total from investment operations		1.18	2.27
Distributions from
Net investment income		(.54)	(.78)
Net realized gain		(.80)	(.10)
Total distributions		(1.34)	(.88)
Total increase (decrease) in net asset value		(.16)	1.39
Net asset value, ending		$17.37	$17.53

Total return*		7.03%	14.51%
Ratios to average net assets:
Net investment income		3.08%	4.69%
Total expenses		1.21%	1.21%
Expenses before offsets		1.21%	1.21%
Net expenses		1.20%	1.21%
Portfolio turnover		824%	1,046%
Net assets, ending (in thousands)		$2,309,621	$1,673,699

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2002	2001	2000
Net asset value, beginning	$17.48	$16.66	$17.08
Income from investment operations
Net investment income	1.03	1.14	1.15
Net realized and unrealized gain (loss)	(.71)	.98	(.16)
Total from investment operations	.32	2.12	.99
Distributions from
Net investment income	(1.04)	(1.14)
In excess of net realized gain	--	--	(1.16)
Net realized gain	(.62)	(.16)	(.25)
Total distributions	(1.66)	(1.30)	(1.41)
Total increase (decrease) in net asset value	(1.34)	.82	(.42)
Net asset value, ending	$16.14	$17.48	$16.66

Total return*	1.93%	13.31%	6.11%
Ratios to average net assets:
Net investment income	6.21%	6.66%	7.47%
Total expenses	1.12%	1.10%	1.20%
Expenses before offsets	1.12%	1.10%	1.20%
Net expenses	1.11%	1.08%	1.17%
Portfolio turnover	1,540%	2,645%	3,264%
Net assets, ending (in thousands)	$1,490,514	$945,671	$442,709

Financial Highlights
		Years Ended
		September 30,	September 30,
Class B Shares		2004	2003
Net asset value, beginning		$17.52	$16.13
Income from investment operations
Net investment income		.41	.66
Net realized and unrealized gain (loss)		.64	1.48
Total from investment operations		1.05	2.14
Distributions from
Net investment income		(.42)	(.65)
Net realized gain		(.80)	(.10)
Total distributions		(1.22)	(.75)
Total increase (decrease) in net asset value		(.17)	1.39
Net asset value, ending		$17.35	$17.52

Total return*		6.20%	13.67%
Ratios to average net assets:
Net investment income		2.37%	3.94%
Total expenses		1.95%	1.94%
Expenses before offsets		1.95%	1.94%
Net expenses		1.93%	1.94%
Portfolio turnover		824%	1,046%
Net assets, ending (in thousands)		$373,648	$369,355

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2002	2001	2000
Net asset value, beginning	$17.47	$16.66	$17.06
Income from investment operations
Net investment income	.89	1.00	.97
Net realized and unrealized gain (loss)	(.71)	.98	(.17)
Total from investment operations	.18	1.98	.80
Distributions from
Net investment income	(.90)	(1.01)	(.95)
Net realized gain	(.62)	(.16)	(.25)
Total distributions	(1.52)	(1.17)	(1.20)
Total increase (decrease) in net asset value	(1.34)	.81	(.40)
Net asset value, ending	$16.13	$17.47	$16.66

Total return*	1.14%	12.38%	4.95%
Ratios to average net assets:
Net investment income	5.42%	5.74%	6.75%
Total expenses	1.94%	1.93%	2.15%
Expenses before offsets	1.94%	1.93%	2.15%
Net expenses	1.93%	1.91%	2.12%
Portfolio turnover	1,540%	2,645%	3,264%
Net assets, ending (in thousands)	$321,562	$144,580	$31,646

Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2004	2003	2002
Net asset value, beginning	$17.52	$16.13	$17.47
Income from investment operations
Net investment income	.41	.67	.89
Net realized and unrealized gain (loss)	.64	1.48	(.71)
Total from investment operations	1.05	2.15	.18
Distributions from
Net investment income	(.42)	(.66)	(.90)
Net realized gain	(.80)	(.10)	(.62)
Total distributions	(1.22)	(.76)	(1.52)
Total increase (decrease) in net asset value	(.17)	1.39	(1.34)
Net asset value, ending	$17.35	$17.52	$16.13

Total return*	6.23%	13.72%	1.09%
Ratios to average net assets:
Net investment income	2.39%	3.98%	5.40%
Total expenses	1.92%	1.89%	1.97%
Expenses before offsets	1.92%	1.89%	1.97%
Net expenses	1.91%	1.88%	1.96%
Portfolio turnover	824%	1,046%	1,540%
Net assets, ending (in thousands)	$231,952	$194,686	$159,007

	Periods Ended
	September 30,	September 30,
Class C Shares	2001	2000^^
Net asset value, beginning	$16.67	$16.59
Income from investment operations
Net investment income	.98	.15
Net realized and unrealized gain (loss)	.95	.11
Total from investment operations	1.93	.26
Distributions from
Net investment income	(.97)	(.18)
Net realized gain	(.16)	--
Total distributions	(1.13)	(.18)
Total increase (decrease) in net asset value	.80	.08
Net asset value, ending	$17.47	$16.67

Total return*	12.09%	1.58%
Ratios to average net assets:
Net investment income	5.32%	7.42% (a)
Total expenses	2.09%	2.16% (a)
Expenses before offsets	2.09%	2.16% (a)
Net expenses	2.06%	2.13% (a)
Portfolio turnover	2,645%	3,264%
Net assets, ending (in thousands)	$38,185	$1,179

		Years Ended
		September 30,	September 30,
Class I Shares		2004	2003
Net asset value, beginning		$17.53	$16.13
Income from investment operations
Net investment income		.64	.89
Net realized and unrealized gain		.64	1.49
Total from investment operations		1.28	2.38
Distributions from
Net investment income		(.65)	(.88)
Net realized gain		(.80)	(.10)
Total distributions		(1.45)	(.98)
Total increase (decrease) in net asset value		(.17)	1.40
Net asset value, ending		$17.36	$17.53

Total return*		7.65%	15.31%
Ratios to average net assets:
Net investment income		3.74%	5.22%
Total expenses		.56%	.57%
Expenses before offsets		.56%	.57%
Net expenses		.56%	.56%
Portfolio turnover		824%	1,046%
Net assets, ending (in thousands)		$67,736	$54,842

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2002	2001	2000
Net asset value, beginning	$17.46	$16.63	$17.06
Income from investment operations
Net investment income	1.06	1.22	1.26
Net realized and unrealized gain (loss)	(.66)	.97	(.21)
Total from investment operations	.40	2.19	1.05
Distributions from
Net investment income	(1.11)	(1.20)	(1.23)
Net realized gain	(.62)	(.16)	(.25)
Total distributions	(1.73)	(1.36)	(1.48)
Total increase (decrease) in net asset value	(1.33)	.83	(.43)
Net asset value, ending	$16.13	$17.46	$16.63

Total return*	2.46%	13.81%	6.48%
Ratios to average net assets:
Net investment income	6.70%	7.40%	7.78%
Total expenses	.61%	.68%	.82%
Expenses before offsets	.61%	.68%	.75%
Net expenses	.60%	.66%	.72%
Portfolio turnover	1,540%	2,645%	3,264%
Net assets, ending (in thousands)	$33,782	$14,311	$13,954

(a) Annualized.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

^^ From August 1, 2000, inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The first N-Q filings for this Fund will be for the quarter ending December 31, 2004. The Fund's Form N-Q will be available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC;  information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  The Fund makes the information on Form N-Q available to shareholders on the Calvert website at www.calvert.com.

Trustee and officer information table
# of Calvert
	Position	Position		Portfolios	Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years	(Not Applicable to Officers)
INDEPENDENT TRUSTEES/DIRECTORS
RICHARD L. BAIRD, JR. DOB: 05/09/48	Trustee	1976	President and CEO of the Family Health Council, Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	17
FRANK H. BLATZ, JR., Esq. DOB: 10/29/35	Trustee	1982	Of counsel to firm of Schiller & Pittenger, P.C. Mr. Blatz was an attorney in private practice in Fanwood, NJ from 1999 to 2004.	27
DOUGLAS E. FELDMAN, M.D. DOB: 05/23/48	Trustee	1982	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center.	11
PETER W. GAVIAN, CFA, ASA DOB: 12/08/32	Trustee	1980	Since 1976, President of Corporate Finance of Washington, Inc., a business appraisal firm. He is a Chartered Financial Analyst and an Accredited Senior Appraiser (business evaluation).	11
JOHN GUFFEY, JR. DOB: 05/15/48	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm.	19	Ariel Funds Calvert Foundation Calvert Ventures, LLC
M. CHARITO KRUVANT DOB: 12/08/45	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	27	Acacia Federal Savings Bank
ARTHUR J. PUGH DOB: 09/24/37	Trustee	1982	Retired executive.	27	Acacia Federal Savings Bank
INTERESTED TRUSTEES/DIRECTORS
BARBARA J. KRUMSIEK DOB: 08/09/52	Trustee & President	1997	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	38	Calvert Foundation
DAVID R. ROCHAT DOB: 10/07/37	Trustee & Senior Vice President	1980	Executive Vice President of Calvert Asset Management Company, Inc. and Director and President of Chelsea Securities, Inc.	11	Government Scientific Source, Inc. Chelsea Securities, Inc.
D. Wayne Silby, Esq. DOB: 07/20/48	Trustee & Chair	1976	Mr. Silby is Chairman of GroupServe Foundation, a software company focused on collaborative tools for non-profit groups. He is an officer and director of Silby, Guffey and Co., Inc., a venture capital firm.	22	Ameritas Acacia Mutual Life Insurance Company Calvert Foundation Grameen Foundation USA GroupServe Foundation
OFFICERS
SUSAN walker Bender, Esq. DOB: 01/29/59	Officer	1988	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
THOMAS DAILEY DOB: 09/20/64	Officer	2004	Vice President of Calvert Asset Management Company, Inc.
IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	1996	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
STEVEN A. FALCI DOB: 08/01/59	Officer	2003	Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert, Mr. Falci was SVP and Senior Portfolio Manager at Principal Mellon Equity Associates.
TRACI L. GOLDT DOB: 10/11/73	Officer	2004	Executive Assistant to General Counsel, Calvert Group, Ltd. Prior to working at Calvert, Ms. Goldt was Senior Project Manager for Backwire.com, and Project Manager for marchFIRST.
GREGORY B. HABEEB DOB: 02/11/50	Officer	2004	Vice President of Calvert Asset Management Company, Inc.
Daniel K. Hayes DOB: 09/09/50	Officer	1996	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA DOB: 01/06/65	Officer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
LANCELOT A. KING, Esq. DOB: 07/19/70	Officer	2002

Assistant Vice President and Associate General Counsel of Calvert Group, Ltd. Prior to working at Calvert Group, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo, and also with Kirkpatrick & Lockhart.

CATHERINE P. ROY DOB: 02/02/56	Officer	2004

Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert, Ms. Roy was Senior Vice President of US Fixed Income for Baring Asset Management, and SVP and Senior Portfolio Manager of Scudder Insurance Asset Management.

William M. Tartikoff, Esq. DOB: 08/12/47	Officer	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
Ronald M. Wolfsheimer, CPA DOB: 07/24/52	Officer	1979	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

The address of Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC 20009. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund's advisor and its affiliates. Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund's advisor. Mr. Rochat is an interested person of the Fund since he is an officer and director of the Fund's advisor.

Additional information about the Fund's Trustees can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI by contacting your broker, or the Fund at 1-800-368-2745.

Calvert Income Fund

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert'sFamily of Funds

Tax-Exempt Money Market Funds

CTFR Money Market Portfolio

Taxable Money Market Funds

First Government Money Market Fund

CSIF Money Market Portfolio

Balanced Fund

CSIF Balanced Portfolio

Municipal Funds

CTFR Limited-Term Portfolio

CTFR Long-Term Portfolio

CTFR Vermont Municipal Portfolio

National Muni. Intermediate Fund

California Limited-Term Municipal Fund

Taxable Bond Funds

CSIF Bond Portfolio

Income Fund

Short Duration Income Fund

Equity Funds

CSIF Enhanced Equity Portfolio

CSIF Equity Portfolio

Calvert Large Cap Growth Fund

Capital Accumulation Fund

CWV International Equity Fund

New Vision Small Cap Fund

Calvert Social Index Fund

Calvert Small Cap Value Fund

Calvert Mid Cap Value Fund

printed on recycled paper using soy-based inks


Calvert

Investments that make a difference (R)

E-Delivery Sign-up -- details inside

September 30, 2004

Annual Report

Calvert Short Duration

Income Fund

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President's Letter
1

Portfolio Management Discussion
4

Shareholder Expense Example
8

Report of Independent Registered Public Accounting Firm
10

Schedule of Investments
11

Statement of Assets and Liabilities
17

Statement of Operations
18

Statements of Changes in Net Assets
19

Notes to Financial Statements
21

Financial Highlights
26

Explanation of Financial Tables
28

Proxy Voting and Availability of Quarterly Portfolio Holdings
30

Trustee and Officer Information Table
32

Dear Shareholder:

Through the reporting year ended September 30, 2004, economic growth and corporate profits have maintained strength, though markets have certainly been influenced by concerns about the war situation in Iraq, record oil prices, the U.S. Presidential election, and rising interest rates.

In its first interest-rate increase since May 2000, the Federal Reserve raised the Fed funds rate a total of three times in this reporting period to a still-low 1.75% -- with each announcement largely in line with investor expectations. With these moves, the Fed is attempting to support sustained economic growth while keeping inflation in check. Despite the rise in short rates, longer interest rates rallied on high oil prices, which tend to act as a tax on consumers and therefore a drag on economic growth.

Other concerns affecting the economy and fixed-income markets included improving but slower-than expected job growth, high levels of household debt, a weakening dollar, large current account deficits and U.S. budget deficits. Record purchases of U.S. Treasuries by foreign central banks has helped to offset the negative impact on interest rates of the twin deficits and a weaker dollar. In addition, weak job growth has also tempered pressure on rates during the economic recovery.

Your Investments

Calvert continued this year to strive toward our dual goals of favorable investment results and positive social impact. On the investment side, we are very pleased that several Calvert fixed-income funds, including Calvert Income Fund, Calvert Short Duration Income Fund, and CSIF Bond Portfolio, have been recognized by the industry for their excellence.

Greg Habeeb, Calvert Senior Vice President and Head of Calvert's Taxable Bond Division, leads the Calvert Asset Management Company (CAMCO) portfolio management team for our corporate bond funds. He and various of the funds have been featured in leading financial publications throughout the year, including Kiplinger's, SmartMoney, and Bloomberg Magazine. In addition, Mr. Habeeb was recently featured on Bloomberg TV, discussing his outlook for the bond market and strategy for Calvert Income Fund.

Calvert Social Investment Fund (CSIF) Bond Portfolio, managed by the CAMCO team and Mr. Habeeb according to a strategy similar to that of Calvert Income Fund, won the 2004 Lipper Fund Award in the Corporate Debt A Rated category. 1

Calvert Initiatives

In June 2004, we launched the Calvert Women's Principles, the first global code of conduct for corporations that is focused on addressing gender inequalities and empowering, advancing, and investing in women worldwide. This landmark initiative has been making headlines in media in the U.S. and abroad, including The Wall Street Journal, BusinessWeek, The Christian Science Monitor, NPR Marketplace Morning Report, and Associated Press Worldstream.

With the introduction of several innovative tools for advisors and investors, Calvert once again received awards in 2004 for Web marketing excellence from the Web Marketing Association and Dalbar, a leading financial-services market research firm.

As these achievements demonstrate, Calvert continues our leadership in investment management excellence and in encouraging corporate responsibility.

As always, we encourage our shareholders to keep their long-term investment objectives front and center, avoiding reactions to short-term market and economic developments. Maintaining a sound, diversified strategy based on personal goals, individual risk tolerance, and investment time horizon is a time-tested, prudent approach. Working with a financial professional can help you gain important insights into investment markets, personal investment planning, and the discipline it takes to stay with a thoughtful strategy. Thank you for your continued investment with Calvert, and we look forward to serving you in the year ahead.

Sincerely,

/s/Barbara J. Krumsiek

President and CEO

Calvert Group, Ltd.

October 2004

1. The Lipper award was for CSIF Bond Portfolio Class I shares and was based on the fund in each Lipper classification that achieved the highest Consistent Return scores. The Portfolio is in the Lipper A-Rated Corporate Debt Funds category. A fund's Consistent Return score evaluates its risk-adjusted returns, adjusted for volatility, relative to peers, for the overall period ended December 31, 2003. The fund was chosen from among 149 funds. Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com to obtain performance data current to the most recent month-end.

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Portfolio Management Discussion

Gregory Habeeb
Senior Portfolio Manager

Matt Nottingham, CFA
Portfolio Manager
of Calvert Asset Management Company

Performance

For the 12-month period ended September 30, 2004, Calvert Short Duration Income Fund A shares returned 4.23%, comparing favorably to the returns of the benchmark Lehman 1-5 Year Credit Index (at 2.44%) and the peer-group Lipper Short Investment Grade Debt Funds Average (at 1.22%). Notably, in its Lipper category, Calvert Short Duration Income Fund is #1 Lipper rated since inception and #4 rated for one year among 130 and 191 funds, respectively.1

Relative performance was positively affected by favorable credit selection and by the portfolio's overweight to short floating-rate securities, which benefited as the Federal Reserve Open Market Committee raised short-term rates.

Portfolio Statistics

September 30, 2004

Investment Performance

(total return at NAV)
	6 Months	12 Months
	ended	ended
	9/30/04	9/30/04
Class A	0.80%	4.23%
Class C	0.36%	3.34%
Class I	1.05%	4.73%
Lehman 1-5 Year Credit Index**	0.16%	2.44%
Lipper Short Investment Grade Debt Funds Avg.***	(0.03%)	1.22%

Maturity Schedule
	Weighted Average
	9/30/04	9/30/03
	3 years	5 years

SEC Yields
	30 days ended
	9/30/04	9/30/03
Class A	2.06%	2.53%
Class C	1.25%	1.53%
Class I	2.59%	3.04%

		% of total
Economic Sectors		investments
Asset Backed Securities		10.5%
Bank		7.9%
Brokerage		1.9%
Cash Equivalent		2.3%
Equity Securities		1.1%
Finance		9.0%
Government Agency Obligations	9.3%
Government Obligations		3.2%
Industrial		17.3%
Industrial - Finance		9.1%
Insurance		2.6%
Municipal Obligations		10.6%
Real Estate Investment Trust		3.0%
Transportation		3.6%
Utility		8.6%
		100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

** Source: Lehman Brothers, Inc.

*** Source: Lipper Analytical Services, Inc.

Investment Climate

Through the reporting period, we saw an investment climate dominated by geo-political concerns. Among these concerns, three were of particular influence: the war in Iraq, terrorist activities outside Iraq, and the perception of oil shortages, inevitably accompanied by rising oil prices. Over the period, the U.S. economy is reported to have grown 3.8% -- a solid performance compared to the long-term average of 3.3%. Despite a 70% run-up in the price of crude oil, core measures of inflation remained quite tame, rising 1.5%. Headline consumer price inflation, which includes food and energy, was up around 2.5%.

The labor market, however, under-performed versus past expansions. Over the last year, the average monthly gain in payrolls was an anemic 143,000, and the pace decelerated to 103,000 per month in the last three months of the reporting period. A solid economic expansion typically features average monthly payroll gains in excess of 200,000. Consumption ran at a good pace, but stimulation from interest-rate and tax cuts has largely worked its way through the economy.

Portfolio Statistics

September 30, 2004

Average Annual Total Returns

(with max. load)
Class A Shares
One year	1.36%
Since inception	7.34%
(1/31/02)

Class C Shares
One year	2.34%
Since inception	5.67%
(10/1/02)

Class I Shares
One year	4.73%
Since inception	8.06%
(2/27/02)

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

Average annual total returns in the Portfolio Statistics above and the Performance Comparison line graph are with maximum load deducted -- they assume reinvestment of dividends and reflect the deduction of the Fund's Class A maximum front-end sales charge of 2.75%. No sales charge has been applied to the index used for comparison. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another Class of shares would be different. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

In June, the Fed started removing some of its monetary policy accommodation and has since hiked the target Fed funds rate three-quarters of point, bringing the targeted rate to a still-low 1.75%.

Market participants first drove interest rates substantially higher and then turned around and pushed them lower. Despite Fed rate hikes, the outlook for the economy became a bit clouded as a result of slow hiring, broadly higher energy prices, and a large load of household debt. That led to a consensus downgrade of prospects for economic growth from quite firm to just adequate. In addition, record cumulative purchases of U.S. Treasuries by foreign central banks were a powerful force that kept interest rates low and financed almost the entire U.S. budget deficit.

Yields, the yield curve, and credit spreads were affected. By historical standards, yields remained low. Market interest rates showed little movement year-over-year, with the benchmark ten-year Treasury note yield increasing about 0.25% and the 30-year conventional fixed-rate mortgage falling 0.25%. However, these measurements masked much volatility in interest rates. We saw volatility in the short term, though long-term yields remained stable. The yield curve -- which reflects the difference between yields for shorter-maturity bonds and longer-maturity bonds -- flattened, with the front end of the curve up 100 basis points (1%) and the back end essentially unchanged over the 12-month period. Credit spreads, reflecting additional yield over comparable Treasuries, remained tight and unattractive.

Portfolio Strategy

For the reporting period

We positioned the portfolio for a rising-rate environment, maintaining a low average duration versus our benchmark and peer group. (Duration is a measure of a bond fund's sensitivity to changes in the direction of interest rates. Generally, the longer the duration of the bond fund, the more sensitive it is to interest-rate changes.) And, because we anticipated the flattening of what had been a very steep, positively sloped yield curve, we positioned the Fund to have an overweight to intermediate-maturity securities and an underweight at the shorter end of the curve. We employed what is referred to as a "barbell" strategy -- one in which investments are concentrated at two ends of the Fund's maturity range.

In addition, we saw value in reducing our exposure to corporate bonds in favor of higher-quality, attractively priced taxable municipal bonds, allowing us to raise the overall credit quality of the Fund.

Going forward

We intend to maintain our current short-relative-duration position in anticipation of rising interest rates through 2005. The yield curve is expected to continue to flatten, and, accordingly, we will maintain our barbell yield-curve strategy, though likely to a lesser degree than we have employed it through this reporting period. We will continue to look for undervalued and overlooked credits and structures.

Outlook

Looking ahead, we expect to remain within an up cycle in interest rates. Thus far, this bear cycle has been gentle compared with those experienced in the three bear-market cycles since the mid-1980s. However, it has been punctuated by bouts of extreme price volatility. We continue to recommend that investors remain cautious with interest rate exposure and maintain a diversified portfolio to provide incremental income over credit-risk-free Treasuries.

October 2004

1. Calvert Short Duration Income Fund's inception date is 1/31/02. Lipper rankings are based on total returns at NAV, assuming reinvestment of dividends and capital gains, distributions, and the deduction of all fund expenses. Lipper rankings reflect historical risk-adjusted performance as of 9/30/04 and are subject to change every month. Source: Lipper, Inc.

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com to obtain performance data current to the most recent month-end.

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period*
	4/1/04	9/30/04	4/1/04 - 9/30/04
Class A
Actual	$1,000.00	$1,008.00	$5.42
Hypothetical	$1,000.00	$1,019.60	$5.45
(5% return per year before taxes)
Class C
Actual	$1,000.00	$1,003.60	$9.77
Hypothetical	$1,000.00	$1,015.25	$9.82
(5% return per year before taxes)
Class I
Actual	$1,000.00	$1,010.50	$2.95
Hypothetical	$1,000.00	$1,022.07	$2.96
(5% return per year before taxes)

* Expenses are equal to the Fund's annualized expense ratio of 1.08%, 1.95% and 0.59% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/366.

Report of Independent Registered Public Accounting Firm

The Board of Trustees of The Calvert Fund and Shareholders of Calvert Short Duration Income Fund:

We have audited the accompanying statement of assets and liabilities of the Calvert Short Duration Income Fund, one of the funds in The Calvert Fund, including the portfolio of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the two year period then ended and the period from January 31, 2002 (inception) through September 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and broker. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Calvert Short Duration Income Fund as of September 30, 2004 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the two year period then ended and the period from January 31, 2002 (inception) through September 30, 2002, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Philadelphia, PA
November 22, 2004

Schedule of Investments

September 30, 2004
	Principal
Corporate Bonds - 73.5%	Amount	Value
ACLC Business Loan Receivables Trust:
7.385%, 8/15/20 (e)	$500,000	$437,422
7.585%, 1/15/21 (e)	218,160	219,195
2.41%, 10/15/21 (e)(r)	1,000,000	933,125
Alcan Aluminum Corp., 2.10%, 12/8/04 (e)(r)	1,000,000	999,690
Alliant Master Trust, 2.201%, 6/20/06 (e)(r)	1,000,000	1,000,320
American Airlines, Inc.:
2.55%, 9/23/07 (r)	852,385	852,155
3.857%, 7/9/10	920,533	905,510
AmerUs Group Co., 6.95%, 6/15/05	250,000	257,095
American Presidents Co.'s Ltd., 8.00%, 1/15/24	150,000	154,500
ASIF Global Financing Corp., 2.124%, 3/14/08 (e)(r)	2,000,000	2,000,000
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	350,000	225,509
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	255,000	293,888
Avery Dennison Corp., 1.94%, 8/10/07 (r)	1,500,000	1,498,914
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	106,020	117,400
Bear Stearns Co.'s, Inc., 1.98%, 1/30/09 (r)	1,000,000	1,001,640
BF Saul REIT, 7.50%, 3/1/14 (e)	1,000,000	1,015,000
Brascan Corp., 7.125%, 6/15/12	500,000	561,530
Captec Franchise Trust, 6.504%, 5/25/05 (e)	132,138	131,809
Chase Funding Mortgage Loan, 4.045%, 5/25/33	2,838,000	2,833,346
Chase Manhattan Auto Owner Trust, 1.45%, 10/15/06	1,000,000	996,878
Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	1,500,000	1,633,290
CIT Group, Inc.:
1.931%, 8/31/06 (r)	3,000,000	2,998,860
1.94%, 5/18/07 (r)	200,000	199,926
2.14%, 9/20/07 (r)	2,000,000	1,999,520
Citigroup, Inc., 2.00%, 6/9/09 (r)	110,000	110,067
CNL Funding, Inc.:
7.721%, 8/25/09 (e)	433,824	458,118
0.948%, 8/18/16 (e)(r)	5,884,412	252,441
Continental Airlines, Inc., 2.72%, 12/6/07 (r)	1,000,000	1,005,630
Countrywide Asset-Backed Certificates, 2.29%, 11/25/34 (r)	650,000	651,645
Countrywide Home Loans, Inc., 4.125%, 9/15/09	2,000,000	1,995,560
Credit Suisse First Boston USA, Inc., 2.19%, 6/19/06 (r)	500,000	499,715
CSX Corp., 1.994%, 8/3/06 (r)	2,500,000	2,499,187
Daimler-Chrysler North American Holding Corp.:
3.40%, 12/15/04	1,250,000	1,252,850
7.40%, 1/20/05	1,300,000	1,319,149
2.75%, 9/26/05 (r)	4,000,000	4,011,040
Delta Air Lines, Inc., 2.41%, 1/25/08 (r)	1,451,582	1,460,712
Developers Diversified Realty Corp., 6.84%, 12/16/04	300,000	302,364
Duke Capital LLC, 7.25%, 10/1/04	1,504,000	1,504,165
E*Trade Financial Corp., 8.00%, 6/15/11 (e)	900,000	936,000
Eastern Energy Ltd., 6.75%, 12/1/06 (e)	2,000,000	2,149,194
EOP Operating LP, 6.625%, 2/15/05	900,000	912,366
Erac USA Finance Co., 9.125%, 12/15/04 (e)	250,000	253,100
FedEx Corp., 1.88%, 4/1/05 (r)	$2,000,000	$2,001,938
FFCA Secured Lending Corp., 6.37%, 9/18/25 (e)	563,621	562,508
First Republic Bank, 7.75%, 9/15/12	1,690,500	1,870,555
First Tennessee Bank, 5.75%, 12/1/08	250,000	270,495
FMAC Loan Receivables Trust, 6.66%, 1/15/12 (e)	1,965,590	1,698,702
Ford Motor Credit Co.:
7.50%, 3/15/05	1,309,000	1,337,549
1.849%, 4/28/05 (r)	1,500,000	1,499,055
4.10%, 5/20/05	1,000,000	1,002,540
7.60%, 8/1/05	2,000,000	2,076,060
2.79%, 9/28/07 (r)	2,000,000	1,997,610
General Motors Acceptance Corp.:
4.15%, 2/7/05	2,000,000	2,010,960
8.125%, 3/2/05	500,000	507,285
3.63%, 5/19/05 (r)	1,500,000	1,505,925
3.08%, 9/23/08 (r)	1,500,000	1,499,700
Global Signal Trust I, 3.711%, 1/15/34 (e)	1,471,320	1,448,129
Golden Securities Corp., 1.95%, 12/2/13 (e)(r)	2,000,000	2,000,940
Goldman Sachs Group, Inc., 2.57%, 9/29/14 (r)	750,000	749,910
Great Lakes Power, Inc., 8.30%, 3/1/05	4,350,000	4,441,132
GTE Hawaiian Telephone Co., 6.75%, 2/15/05	1,000,000	1,014,880
HCA, Inc., 6.91%, 6/15/05	2,250,000	2,303,077
Hertz Corp.:
8.25%, 6/1/05	1,000,000	1,035,450
2.90%, 8/5/08 (r)	1,000,000	1,009,412
Household Finance Corp.:
6.875%, 3/1/07	1,000,000	1,083,140
7.90%, 11/15/07	2,185,000	2,462,189
HRPT Properties Trust, 6.25%, 8/15/16	500,000	515,085
Hudson United Bancorp, 8.20%, 9/15/06	1,000,000	1,074,780
Huntington Bancshares, Inc., 2.02%, 12/1/05 (r)	500,000	500,379
IKON Receivables LLC, 2.00%, 12/17/07 (r)	380,026	380,188
Impac CMB Trust:
2.27%, 8/25/32 (r)	654,432	658,385
2.19%, 10/25/33 (r)	742,230	743,158
2.16%, 9/25/34 (r)	932,618	933,364
Interpool, Inc., 7.35%, 8/1/07	320,000	320,000
iStar Financial, Inc., 3.12%, 3/12/07 (r)	500,000	503,750
Jackson National Life Global Funding LLC,
1.70%, 4/20/07 (e)(r)	1,500,000	1,498,245
Kimco Realty Corp., 1.88%, 8/1/06 (r)	500,000	500,025
Kinder Morgan Energy Partners LP, 8.00%, 3/15/05	155,000	158,813
La Quinta Inns, Inc., 7.27%, 2/26/07	250,000	263,750
Leucadia National Corp.:
7.00%, 8/15/13 (e)	600,000	597,000
3.75%, 4/15/14 (e)	500,000	541,635
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	250,000	2,500
8.30%, 12/1/37 (e)(m)*	300,000	3,000
Marshall & Ilsley Bank, 5.252%, 12/15/04	100,000	103,461
Masco Corp., 2.11%, 3/9/07 (e)(r)	3,000,000	3,004,722
Melair Associates LLC VRDN, 2.233%, 9/1/34 (r)	1,375,000	1,375,000
Meridian Funding Co. LLC:
2.07%, 4/15/09 (e)(r)	$1,438,125	$1,439,040
2.18%, 10/15/14 (e)(r)	2,500,000	2,497,690
Merrill Lynch & Co., Inc., 6.00%, 10/11/05	300,000	309,540
Michigan Consolidated Gas Co., 7.21%, 5/1/07	500,000	546,291
Nationwide Health Properties, Inc., 6.59%, 7/7/38	1,000,000	1,043,330
New Valley Generation I, 7.299%, 3/15/19	899,522	1,057,226
Northrop Grumman Space & Mission Systems Corp.,
6.05%, 1/15/05	105,000	105,908
Overseas Private Investment Corp., 7.45%, 12/15/10	1,344,315	1,510,782
Parker & Parsley Petroleum Co., 8.875%, 4/15/05	647,000	668,150
Patrons Legacy Partnership, 5.646%, 7/10/58 (e)	700,000	709,562
Post Apartment Homes LP, 6.85%, 3/16/15
(Mandatory Put, 3/16/05 @ 100)	500,000	506,459
Preferred Term Securities IX Ltd, 2.35%, 4/3/33 (e)(r)	1,000,000	1,018,060
RBS Capital Trust I, 2.775%, 9/29/49 (r)	4,000,000	4,027,440
RC Trust I, Preferred, 7.00%, 5/15/06	2,000,000	2,112,640
Roslyn Preferred Trust I, 4.76%, 4/1/32 (e)(r)	500,000	502,500
Simon DeBartolo Group LP, 6.875%, 10/27/05	100,000	104,346
SLM Corp., 1.61%, 7/25/35 (e)(r)	2,500,000	2,497,125
Southern California Edison Co., 1.89%, 1/13/06 (r)	1,000,000	1,001,170
Sovereign Bancorp, Inc., 2.10%, 8/25/06 (r)	3,500,000	3,498,705
Texas Municipal Gas Corp., 2.60%, 7/1/07 (e)	2,085,000	2,080,663
TIERS Trust, 8.45%, 12/1/17 (n)*	658,859	6,589
Toll Road Investors Partnership II Zero Coupon Bonds:
2/15/06 (e)	1,550,000	1,481,828
2/15/09 (e)	3,000,000	2,506,800
TXU Energy Co. LLC, 2.38%, 1/17/06 (e)(r)	1,500,000	1,503,592
Tyco International Group SA:
5.875%, 11/1/04	2,450,000	2,462,250
Participation Certificate Trust, 4.436%, 6/15/07 (e)	500,000	510,950
United Dominion Realty Trust, Inc., 7.73%, 4/5/05	600,000	614,142
United Energy Ltd., 6.00%, 11/1/05 (e)	1,500,000	1,546,365
VW Credit, Inc., 1.88%, 7/21/05 (e)(r)	1,000,000	999,819
Wal-Mart Stores, Inc., 8.07%, 12/21/12	500,000	569,295
Waste Management, Inc., 7.00%, 10/1/04	550,000	550,072
William Street Funding Corp.:
1.95%, 4/23/06 (e)(r)	1,000,000	1,001,111
2.17%, 4/23/09 (e)(r)	1,000,000	1,013,054
World Financial Network, Credit Card Master Note Trust,
2.13%, 5/15/12 (r)	1,000,000	1,005,625

Total Corporate Bonds (Cost $138,858,066)		138,914,325

	Principal
Taxable Municipal Obligations - 10.6%	Amount	Value
Alameda California Corridor Transportation Authority
Revenue Bonds, Zero Coupon, 10/1/06	$1,000,000	$939,170
Allentown Pennsylvania GO Bonds, 3.41%, 10/1/09	1,910,000	1,870,902
American National Fish and Wildlife Museum District Missouri
Revenue VRDN, 1.94%, 3/1/33 (r)	1,500,000	1,500,000
Cook County Illinois School District GO Bonds, Zero Coupon,
12/1/12	380,000	256,736
Denver Colorado City and County COPs, Zero Coupon,
12/15/16	1,250,000	649,512
Energy Northwest Washington Electric Revenue Bonds,
4.06%, 7/1/09	1,000,000	1,007,220
Hillsborough County Florida Port Authority Revenue Bonds,
Zero Coupon, 6/1/10	500,000	392,600
Los Angeles California Community Redevelopment Agency
Tax Allocation Bonds:
3.94%, 7/1/08	775,000	778,914
4.22%, 7/1/09	805,000	809,403
Los Angeles County California Revenue Bonds, Zero Coupon,
6/30/07	1,595,000	1,446,984
New Rochelle New York GO Bonds, 4.40%, 3/15/09	425,000	434,924
New York Sate Community Statutory Trust II, 5.47%,
12/28/31 (e)(r)	500,000	502,500
Ohio State GO Bonds:
5.00%, 10/1/08	250,000	261,440
5.50%, 10/1/09	750,000	800,062
Oklahoma City Oklahoma Airport Trust Revenue Bonds,
4.60%, 10/1/09	1,330,000	1,365,006
Oregon School Boards Association GO Bonds, Zero Coupon,
6/30/06	2,000,000	1,899,340
Providence Rhode Island GO Bonds, 5.06%, 7/15/15	500,000	504,965
San Francisco City and County California Redevelopment
Financing Authority Revenue Bonds, 5.00%, 8/1/07	1,000,000	1,048,670
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds,
2.10%, 12/1/05	1,735,000	1,726,932
Stanislaus County California Revenue Bonds, 7.15%, 8/15/13	765,000	861,459
Westmoreland County Pennsylvania GO Bonds:
6.25%, 5/15/12	575,000	639,308
6.25%, 5/15/13	300,000	334,398

Total Taxable Municipal Obligations (Cost $19,914,087)		20,030,445

U.S. Government Agencies	Principal
and Instrumentalities - 6.4%	Amount	Value
Federal Home Loan Bank:
3.01%, 1/13/06	$1,000,000	$1,000,390
2.25%, 3/28/07	2,000,000	1,998,522
2.10%, 4/30/07	2,000,000	1,995,500
Federal Home Loan Bank Discount Notes, 10/1/04	5,600,000	5,600,000
Freddie Mac, 2.25%, 3/24/08	1,500,000	1,497,510

Total U.S. Government Agencies and Instrumentalities
(Cost $12,100,000)		12,091,922

U.S. Treasury - 3.1%
United States Treasury Notes:
2.375%, 8/31/06	1,000,000	996,090
4.25%, 8/15/14	4,875,000	4,925,261

Total U.S. Treasury (Cost $5,927,145)		5,921,351

Commercial Paper - 2.2%
Delphi Corp., 1.842%, 11/2/04	2,000,000	2,000,000
Public Service Enterprise Group, Inc., 2.15%, 2/14/05	2,250,000	2,250,000

Total Commercial Paper (Cost $4,250,000)		4,250,000

See notes to financial statements.

Equity Securities - 1.8%	Shares	Value
Conseco, Inc., Preferred	72,000	$1,772,640
General Motors Corp., Preferred	2,000	56,300
Manitoba Telecom Services, Inc., Class B	7,342	246,039
Richmond County Capital Corp., Preferred (e)	2,000	206,938
Roslyn Real Estate Asset Corp., Preferred	10,000	1,005,000

Total Equity Securities (Cost $3,329,295)		3,286,917

Total Investments (Cost $184,378,593) - 97.6%		184,494,960
Other assets and liabilities, net - 2.4%		4,565,912
Net Assets - 100%		$189,060,872

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Sold:
2 Year U.S. Treasury Notes	93	12/04	$19,644,797	$32,148
5 Year U.S. Treasury Notes	56	12/04	6,202,000	(15,918)
10 Year U.S. Treasury Notes	20	12/04	2,252,500	11,482
Total Sold				$27,712

* Non-income producing security.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments due in June, July and December 2003, as well as January, June and July 2004. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments due in June, July and December 2003, as well as January, June and July 2004. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:

COPs: Certificates of Participation

GO: General Obligation

LLC: Limited Liability Corporation

LP: Limited Partnership

REIT: Real Estate Investment Trust

VRDN: Variable Rate Demand Note

See notes to financial statements.

Statement of Assets and Liabilities

September 30, 2004
Assets	Value
Investments in securities, at value (Cost $184,378,593) - see accompanying schedule	$184,494,960
Cash	288,159
Foreign currency, at value (Cost $42,283)	42,271
Receivable for securities sold	16,459,899
Receivable for shares sold	677,682
Interest and dividends receivable	1,367,486
Collateral at broker for futures (Cash)	104,750
Other assets	6,047
Total assets	203,441,254

Liabilities
Payable for securities purchased	13,961,738
Payable for shares redeemed	190,132
Payable for futures variation margin	5,594
Payable to Calvert Asset Management Co., Inc.	76,623
Payable to Calvert Administrative Services Company	41,888
Payable to Calvert Shareholder Services, Inc.	2,499
Payable to Calvert Distributors, Inc.	47,818
Accrued expenses and other liabilities	54,090
Total liabilities	14,380,382
Net Assets	$189,060,872

Net Assets Consist of:
Paid in capital applicable to the following shares of beneficial interest, unlimited number of no par shares authorized:
Class A: 8,631,489 shares outstanding	$138,722,128
Class C: 1,443,287 shares outstanding	23,346,082
Class I: 1,488,652 shares outstanding	23,191,350
Undistributed net investment income	121,970
Accumulated net realized gain (loss) on investments and foreign
currency transactions	3,535,274
Net unrealized appreciation (depreciation) on investments and foreign currencies
and assets and liabilities denominated in foreign currencies	144,068

Net Assets	$189,060,872

Net Asset Value Per Share
Class A (based on net assets of $141,154,981)	$16.35
Class C (based on net assets of $23,536,850)	$16.31
Class I (based on net assets of $24,369,041)	$16.37

See notes to financial statements.

Statement of Operations

Year Ended September 30, 2004
Net Investment Income
Investment Income:
Interest income	$4,907,452
Dividend Income (Net of foreign taxes withheld of $3,273)	89,369
Total investment income	4,996,821

Expenses:
Investment advisory fee	571,111
Administrative fees	438,419
Transfer agency fees and expenses	235,203
Distribution plan expenses:
Class A	293,950
Class C	200,424
Trustees' fees and expenses	10,253
Custodian fees	69,047
Registration fees	33,192
Reports to shareholders	21,215
Professional fees	34,426
Accounting fees	58,821
Miscellaneous	3,993
Total expenses	1,970,054
Reimbursements from Advisor:
Class A	(139,832)
Fees paid indirectly	(17,098)
Net expenses	1,813,124
Net Investment Income	3,183,697

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	4,517,192
Foreign currency transactions	617
Futures	(364,622)
4,153,187

Change in unrealized appreciation (depreciation) on:
Investment and foreign currencies	(905,155)
Futures	27,712
(877,443)

Net Realized and Unrealized Gain (Loss)	3,275,744

Increase (Decrease) in Net Assets
Resulting From Operations	$6,459,441

See notes to financial statements.

Statement of Changes in Net Assets
	Year Ended	Year Ended
	September 30,	September 30,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$3,183,697	$2,230,590
Net realized gain (loss)	4,153,187	4,769,668
Change in unrealized appreciation (depreciation)	(877,443)	981,482

Increase (Decrease) in Net Assets
Resulting From Operations	6,459,441	7,981,740

Distributions to shareholders from:
Net investment income:
Class A shares	(2,322,968)	(1,477,562)
Class C shares	(222,715)	(83,359)
Class I shares	(627,292)	(623,739)
Net realized gain:
Class A shares	(3,693,752)	(1,019,884)
Class C shares	(610,934)	(48,330)
Class I shares	(824,266)	(452,088)
Total distributions	(8,301,927)	(3,704,962)

Capital share transactions:
Shares sold:
Class A shares	93.280,017	75,752,325
Class C shares	15,902,826	15,289,333
Class I shares	11,000,000	6,998,829
Reinvestment of distributions:
Class A shares	5,124,793	2,186,022
Class C shares	595,482	102,040
Class I shares	564,227	431,488
Redemption fees:
Class A shares	2,908	--
Shares redeemed:
Class A shares	(48,592,373)	(21,092,681)
Class C shares	(7,045,475)	(1,498,124)
Class I shares	(14,000,000)	(3,377)
Total capital share transactions	56,832,405	78,165,855

Total Increase (Decrease) in Net Assets	54,989,919	82,442,633

Net Assets
Beginning of year	134,070,953	51,628,320
End of year (including undistributed net investment income
of $121,970 and $91,786, respectively)	$189,060,872	$134,070,953

See notes to financial statements.

	Year Ended	Year Ended
	September 30,	September 30,
Capital Share Activity	2004	2003
Shares sold:
Class A shares	5,710,410	4,690,116
Class C shares	976,396	949,863
Class I shares	670,587	432,621
Reinvestment of distributions:
Class A shares	316,217	137,077
Class C shares	36,878	6,412
Class I shares	34,759	27,108
Shares redeemed:
Class A shares	(2,978,544)	(1,300,331)
Class C shares	(433,456)	(92,806)
Class I shares	(853,817)	(205)
Total capital share activity	3,479,430	4,849,855

See notes to financial statements.

Notes to Financial Statements

Note A ---- Significant Accounting Policies

General: The Calvert Short Duration Income Fund (the "Fund"), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operations of each series are accounted for separately. The Fund, which commenced operations on January 31, 2002, currently offers three classes of shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 2.75%. Effective October 1, 2002, the Fund began to offer Class C shares. Class C shares are sold without a front-end sales change and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have a higher expense ratio than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end sales charge and have a lower expense ratio than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which a market quotation is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At September 30, 2004, no securities were fair valued under the direction of the Board of Trustees.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund's accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: Effective February 1, 2004, the Fund began to charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives an annual fee, payable monthly, of .35% of the Fund's average daily net assets.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2005. The contractual expense cap is 1.08% for Class A. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly. Class A and Class C shares pay an annual rate of .30% and Class I shares pay an annual rate of .10%, based on their average daily net assets.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with the distribution of shares. The expenses paid may not exceed .50% and 1.00% annually of the Fund's average daily net assets of Class A and Class C, respectively. Class I shares do not have Distribution Plan expenses.

The Distributor received $75,665 as its portion of the commissions charged on sales of the Fund's Class A shares for the year ended September 30, 2004.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $29,333 for the year ended September 30, 2004. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual fee of $25,000 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C -- Investment Activity

During the year, purchases and sales of investments, other than short-term and U.S. government securities, were $559,713,379 and $495,720,236, respectively. U.S. government security purchases and sales were $787,052,089 and $786,338,132, respectively.

The cost of investments owned at September 30, 2004 for federal income tax purposes was $184,398,126. Net unrealized appreciation aggregated $96,834 of which $928,923 related to appreciated securities and $832,089 related to depreciated securities.

The tax character of dividends and distributions paid during the years ended September 30, 2004, and September 30, 2003, were as follows:
Distributions paid from:	2004	2003
Ordinary income	$7,958,466	$3,704,962
Long term capital gain	343,461	--
Total	$8,301,927	$3,704,962

As of September 30, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:
Undistributed ordinary income	$3,231,747
Undistributed long-term capital gain	472,742
Unrealized appreciation (depreciation)	96,834
$3,801,323

Reclassifications, as shown in the table below, have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax law and regulations. The primary differences causing such reclassifications are due to the tax treatment of foreign currency gains (losses) and asset-backed securities.
Undistributed net investment income	$19,462
Accumulated net realized gain (loss)	(19,462)

The differences between components of distributable earnings on a tax basis and the amounts reflected in the statement of assets and liabilities are primarily due to wash sales and the tax treatment of Section 1256 contracts.

The Fund may sell or purchase securities to and from other funds managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the year ended September 30, 2004, such purchase and sales transactions were $10,535,000 and $19,230,000, respectively.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2004. For the year ended September 30, 2004, borrowings by the Fund under the Agreement were as follows:

	Weighted		Month of
Average	Average	Maximum	Maximum
Daily	Interest	Amount	Amount
Balance	Rate	Borrowed	Borrowed
$59,553	1.66%	$2,281,256	December 2003

Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2004	2003	2002 ^
Net asset value, beginning	$16.58	$15.96	$15.00
Income from investment operations
Net investment income	.32	.39	.39
Net realized and unrealized gain	.36	1.00	.98
Total from investment operations	.68	1.39	1.37
Distributions from:
Net investment income	(.32)	(.39)	(.41)
Net realized gain	(.59)	(.38)	--
Total distributions	(.91)	(.77)	(.41)
Total increase (decrease) in net asset value	(.23)	.62	.96
Net asset value, ending	$16.35	$16.58	$15.96

Total return*	4.23%	9.04%	9.21%
Ratios to average net assets:
Net investment income	1.98%	2.43%	3.96% (a)
Total expenses	1.21%	1.27%	1.64% (a)
Expenses before offsets	1.09%	1.07%	.99% (a)
Net expenses	1.08%	1.06%	.98% (a)
Portfolio turnover	967%	2,078%	1,777%
Net assets, ending (in thousands)	$141,155	$92,600	$32,821

	Years Ended
	September 30,	September 30,
Class C Shares	2004	2003^^^
Net asset value, beginning	$16.54	$15.96
Income from investment operations
Net investment income	.18	.25
Net realized and unrealized gain	.36	.96
Total from investment operations	.54	1.21
Distributions from:
Net investment income	(.18)	(.25)
Net realized gain	(.59)	(.38)
Total distributions	(.77)	(.63)
Total increase (decrease) in net asset value	(.23)	.58
Net asset value, ending	$16.31	$16.54

Total return*	3.34%	7.81%
Ratios to average net assets:
Net investment income	1.12%	1.32%
Total expenses	1.96%	2.14%
Expenses before offsets	1.96%	2.14%
Net expenses	1.95%	2.12%
Portfolio turnover	967%	2,078%
Net assets, ending (in thousands)	$23,537	$14,283

See notes to financial statements.

Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2004	2003	2002 ^^
Net asset value, beginning	$16.61	$15.97	$15.40
Income from investment operations
Net investment income	.41	.46	.41
Net realized and unrealized gain	.35	1.01	.54
Total from investment operations	.76	1.47	.95
Distributions from:
Net investment income	(.41)	(.45)	(.38)
Net realized gain	(.59)	(.38)	--
Total distributions	(1.00)	(.83)	(.38)
Total increase (decrease) in net asset value	(.24)	.64	.57
Net asset value, ending	$16.37	$16.61	$15.97

Total return*	4.73%	9.53%	6.27%
Ratios to average net assets:
Net investment income	2.46%	2.88%	4.22% (a)
Total expenses	.61%	.65%	.76% (a)
Expenses before offsets	.61%	.65%	.76% (a)
Net expenses	.60%	.63%	.75% (a)
Portfolio turnover	967%	2,078%	1,777%
Net assets, ending (in thousands)	$24,369	$27,188	$18,807

(a) Annualized.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

^ From January 31, 2002, inception.

^^ From February 27, 2002, inception.

^^^ From October 1, 2002, inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The first N-Q filings for this Fund will be for the quarter ending December 31, 2004. The Fund's Form N-Q will be available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC;  information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  The Fund makes the information on Form N-Q available to shareholders on the Calvert website at www.calvert.com.

Trustee and officer information table
# of Calvert
	Position	Position		Portfolios	Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years	(Not Applicable to Officers)
INDEPENDENT TRUSTEES/DIRECTORS
RICHARD L. BAIRD, JR. DOB: 05/09/48	Trustee	1976	President and CEO of the Family Health Council, Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	17
FRANK H. BLATZ, JR., Esq. DOB: 10/29/35	Trustee	1982	Of counsel to firm of Schiller & Pittenger, P.C. Mr. Blatz was an attorney in private practice in Fanwood, NJ from 1999 to 2004.	27
DOUGLAS E. FELDMAN, M.D. DOB: 05/23/48	Trustee	1982	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center.	11
PETER W. GAVIAN, CFA, ASA DOB: 12/08/32	Trustee	1980	Since 1976, President of Corporate Finance of Washington, Inc., a business appraisal firm. He is a Chartered Financial Analyst and an Accredited Senior Appraiser (business evaluation).	11
JOHN GUFFEY, JR. DOB: 05/15/48	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm.	19	Ariel Funds Calvert Foundation Calvert Ventures, LLC
M. CHARITO KRUVANT DOB: 12/08/45	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	27	Acacia Federal Savings Bank
ARTHUR J. PUGH DOB: 09/24/37	Trustee	1982	Retired executive.	27	Acacia Federal Savings Bank
INTERESTED TRUSTEES/DIRECTORS
BARBARA J. KRUMSIEK DOB: 08/09/52	Trustee & President	1997	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	38	Calvert Foundation
DAVID R. ROCHAT DOB: 10/07/37	Trustee & Senior Vice President	1980	Executive Vice President of Calvert Asset Management Company, Inc. and Director and President of Chelsea Securities, Inc.	11	Government Scientific Source, Inc. Chelsea Securities, Inc.
D. Wayne Silby, Esq. DOB: 07/20/48	Trustee & Chair	1976	Mr. Silby is Chairman of GroupServe Foundation, a software company focused on collaborative tools for non-profit groups. He is an officer and director of Silby, Guffey and Co., Inc., a venture capital firm.	22	Ameritas Acacia Mutual Life Insurance Company Calvert Foundation Grameen Foundation USA GroupServe Foundation
OFFICERS
SUSAN walker Bender, Esq. DOB: 01/29/59	Officer	1988	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
THOMAS DAILEY DOB: 09/20/64	Officer	2004	Vice President of Calvert Asset Management Company, Inc.
IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	1996	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
STEVEN A. FALCI DOB: 08/01/59	Officer	2003	Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert, Mr. Falci was SVP and Senior Portfolio Manager at Principal Mellon Equity Associates.
TRACI L. GOLDT DOB: 10/11/73	Officer	2004	Executive Assistant to General Counsel, Calvert Group, Ltd. Prior to working at Calvert, Ms. Goldt was Senior Project Manager for Backwire.com, and Project Manager for marchFIRST.
GREGORY B. HABEEB DOB: 02/11/50	Officer	2004	Vice President of Calvert Asset Management Company, Inc.
Daniel K. Hayes DOB: 09/09/50	Officer	1996	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA DOB: 01/06/65	Officer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
LANCELOT A. KING, Esq. DOB: 07/19/70	Officer	2002

Assistant Vice President and Associate General Counsel of Calvert Group, Ltd. Prior to working at Calvert Group, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo, and also with Kirkpatrick & Lockhart.

CATHERINE P. ROY DOB: 02/02/56	Officer	2004

Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert, Ms. Roy was Senior Vice President of US Fixed Income for Baring Asset Management, and SVP and Senior Portfolio Manager of Scudder Insurance Asset Management.

William M. Tartikoff, Esq. DOB: 08/12/47	Officer	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
Ronald M. Wolfsheimer, CPA DOB: 07/24/52	Officer	1979	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

The address of Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC 20009. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund's advisor and its affiliates. Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund's advisor. Mr. Rochat is an interested person of the Fund since he is an officer and director of the Fund's advisor.

Additional information about the Fund's Trustees can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI by contacting your broker, or the Fund at 1-800-368-2745.

Calvert Short Duration Income Fund

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's Family of Funds

Tax-Exempt Money Market Funds

CTFR Money Market Portfolio

Taxable Money Market Funds

First Government Money Market Fund

CSIF Money Market Portfolio

Balanced Fund

CSIF Balanced Portfolio

Municipal Funds

CTFR Limited-Term Portfolio

CTFR Long-Term Portfolio

CTFR Vermont Municipal Portfolio

National Muni. Intermediate Fund

California Limited-Term Municipal Fund

Taxable Bond Funds

CSIF Bond Portfolio

Income Fund

Short Duration Income Fund

Equity Funds

CSIF Enhanced Equity Portfolio

CSIF Equity Portfolio

Calvert Large Cap Growth Fund

Capital Accumulation Fund

CWV International Equity Fund

New Vision Small Cap Fund

Calvert Social Index Fund

Calvert Small Cap Value Fund

Calvert Mid Cap Value Fund

printed on recycled paper using soy-based inks


Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer (also referred to as "principal accounting officer").

(b) No information need be disclosed under this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that M. Charito Kruvant, an "independent" Trustee serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Services fees paid to auditing firm:
	Fiscal Year ended 9/30/03		Fiscal Year ended 9/30/04
	$	%*	$	% *

(a) Audit Fees	$39,600	0%	$41,250	0%
(b) Audit-Related Fees	$0	0%	$0	0%
(c) Tax Fees (tax return preparation and filing for the registrant)	$6,600	0%	$6,930	0%
(d) All Other Fees	$0	0%	$0	0%

Total	$46,200	0%	$48,180	0%

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee's requirement to pre-approve)

(e) Audit Committee pre-approval policies and procedures:

The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment advisor in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:
Fiscal Year ended 9/30/03		Fiscal Year ended 9/30/04
$	%*	$	% *
$66,000	0%*	$0	0%*

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee's requirement to pre-approve)

(h) The registrant's Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of Rule 2-01 of Reg. S-X is compatible with maintaining the principal accountant's independence and found that the provision of such services is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since last disclosure in response to this Item on registrant's Form N-CSR for the period ending March 31, 2004.

Item 10. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) A copy of the Registrant's Code of Ethics.

Attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By: /s/ Barbara Krumsiek
Barbara Krumsiek
President -- Principal Executive Officer

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara Krumsiek
Barbara Krumsiek
President -- Principal Executive Officer

Date: November 29, 2004

/s/ Ronald Wolfsheimer
Ronald Wolfsheimer
Treasurer -- Principal Financial Officer

Date: November 24, 2004